UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	October 31, 2020

Date of reporting period:	November 1, 2019 — April 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Beginning on January 1, 2021, reports like this one will no longer automatically be sent by mail. See inside for more information.

Putnam INVESTMENTS

Putnam Global Income Trust

Semiannual report
4 | 30 | 20

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PGGIX

Putnam
Global Income
Trust

Semiannual report
4 | 30 | 20

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on January 1, 2021, reports like this one will no longer be sent by mail unless you specifically request it. Instead, they will be on Putnam’s website, and you will be notified by mail whenever a new one is available, and provided with a website link to access the report.

If you wish to stop receiving paper reports sooner, or if you wish to continue to receive paper reports free of charge after January 1, 2021, please see the back cover or insert for instructions. If you invest through a bank or broker, your choice will apply to all funds held in your account. If you invest directly with Putnam, your choice will apply to all Putnam funds in your account.

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Message from the Trustees

June 5, 2020

Dear Fellow Shareholder:

Financial markets worldwide continue to be challenged by volatility and economic uncertainty due to the COVID-19 pandemic. After considerable losses earlier in the year, equity markets rallied in April to recover partially from their steepest declines. Bond markets, which dealt with severe liquidity challenges, have in large part stabilized thanks to aggressive policy responses from central banks and governments worldwide.

It is still unclear what the costs will be and how long the effects of the COVID-19 pandemic will last, but history has shown that markets rebound from downturns over time. For investors, we believe the most important course of action is to remember your long-term goals and consult with your financial advisor. At Putnam, our investment professionals remain focused on actively managing fund portfolios with a research-intensive approach that includes risk management strategies.

We would like to take this opportunity to announce the arrival of Mona K. Sutphen to your fund’s Board of Trustees. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee, and we are pleased to welcome her.

Thank you for investing with Putnam.

Investing in today’s bond markets requires a broad-based approach, the flexibility to exploit a range of sectors and opportunities, and a keen understanding of the complex global interrelationships that drive the markets. With support from more than 90 fixed-income professionals, the fund’s managers actively position the portfolio in securities from a broad range of sectors.

The fund’s management team has an average of more than 25 years of experience.

Putnam Global Income Trust invests in a number of sectors, from international sovereign debt and investment-grade corporate bonds to a wide range of mortgage-backed securities.

2 Global Income Trust

Fund allocations are shown as a percentage of the fund’s net assets as of 4/30/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time. For more information on current fund holdings, see pages 20–75.

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Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 4.00%; had they, returns would have been lower. See below and pages 11–13 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Source: Lipper, a Refinitiv company.

† The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

‡ Returns for the six-month period are not annualized, but cumulative.

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/20. See above and pages 11–13 for additional fund performance information. Index descriptions can be found on page 17.

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Bill, what was the fund’s investment environment like during the reporting period?

For much of the period, the environment was generally favorable for corporate and mortgage credit, and risk assets overall. The U.S. Federal Reserve [Fed] kept its policy interest rate near zero, following three reductions during the second half of calendar year 2019. Sentiment toward global trade improved as the United States and China agreed to cooperate on an initial round of trade measures. And uncertainty over Brexit was alleviated when U.K. Prime Minister Boris Johnson’s Conservative party won a parliamentary majority.

The market environment changed dramatically in late February. Rapidly growing concerns about the economic impact of the coronavirus outbreak sparked a global sell-off in risk assets. The sharp turn in sentiment reverberated across markets, as global equities fell, developed-market government-bond yields declined, and credit spreads widened. A dispute between Russia and Saudi Arabia over oil production levels further unnerved investors. Due to heightened oil market uncertainty, U.S. crude prices dropped sharply during the

Global Income Trust 5

Allocations are shown as a percentage of the fund’s net assets as of 4/30/20. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

second half of the period, ending the period at $18.84 per barrel. The rapid decline in oil prices added considerable pressure across corporate supply chains.

An escalating economic crisis elicited unprecedented measures from policy makers. The Trump administration signed a $2 trillion stimulus package into law — the largest economic relief package in U.S. history. The Fed quickly unveiled six new lending facilities designed to help corporations facing a cash flow crisis avoid defaulting on their debt. These programs also provide support for money market funds and commercial debt markets. Shortly after the period ended, the Fed began buying U.S.-listed exchange-traded funds [ETFs] that have broad exposure to the corporate bond market. Dozens of other central banks across Europe, Asia, and elsewhere also announced emergency stimulus measures. The policy response helped markets stabilize, reflecting investors’ hope that massive government stimulus would dampen the severity and duration of an economic recession.

The fund lagged both its benchmark and the average return of its Lipper peer group for the reporting period. Which holdings and strategies weighed on relative performance?

Before we discuss specific parts of the portfolio, I’d like to point out that the dramatic flight from risk that occurred in late February and into March resulted in poor liquidity and pricing irregularities across many market sectors. Liquidity is a critical factor for ease of trading, price transparency and market stability.

That said, our mortgage-credit investments were the biggest detractor versus the benchmark this period. Our exposure to commercial mortgage-backed securities [CMBS] — both cash bonds and synthetic exposure to the BBB-rated tranche within

6 Global Income Trust

CMBX — performed poorly as spreads widened substantially. [Spreads are the yield advantage investors demand to hold bonds with more risk than U.S. Treasuries. Bond prices fall as spreads widen and rise as spreads tighten.] CMBX is an index that references a basket of CMBS issued in a particular year. Investors became increasingly concerned that the escalating coronavirus pandemic could severely impact cash flows in various segments of the market, particularly retail and lodging. Public health policies that curtailed shopping and travel for millions of people have been constraining the revenues for many malls and travel destinations.

In the residential mortgage market, our positions in agency credit-risk transfer securities [CRTs] struggled amid growing uncertainty about the effect of mortgage-payment forbearance on CRT cash flows.

Our corporate-credit holdings also worked against performance this period. As market sentiment soured, spreads on investment-grade and high-yield bonds widened substantially. The spreads on investment-grade debt extended to levels not seen since the 2007–2008 financial crisis, while high-yield spreads more than doubled. In April, credit spreads partially retracted this widening on the heels of the Fed’s policy intervention.

The fund’s interest-rate and yield-curve positioning further dampened relative performance. The portfolio’s duration in the United States was below that of the benchmark, giving it relatively less interest-rate sensitivity in an environment of declining rates. Model-driven global rate strategies — in which we sought to exploit rate differentials and yield-curve structures across various countries — also detracted on a relative basis.

Emerging-market debt was another notable detractor, primarily positions in Mexico, the Dominican Republic, and Brazil. The sector declined along with other risk assets.

Credit qualities are shown as a percentage of the fund’s net assets as of 4/30/20. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Global Income Trust 7

How did the fund’s active-currency positioning fare?

Our strategy here was the primary relative contributor for the period. During the first quarter of 2020, the U.S. dollar strengthened against almost all other major developed-market currencies. As a result, positive performance was driven by underweight exposure to the Canadian dollar, British pound sterling, the Australian dollar, the euro, and the Swedish krona.

How did you use derivatives during the period?

We used credit default swaps to gain exposure to CMBS via CMBX, and also to hedge the fund’s credit and market risks. We used bond futures and interest-rate swaps to take tactical positions at various points along the yield curve, and to hedge the risk associated with the fund’s curve positioning. We also used interest-rate swaps to help manage the fund’s duration and to gain exposure to interest rates in various countries. Additionally, we utilized options to isolate the prepayment risks associated with our holdings of collateralized mortgage obligations and to help manage the downside risk of these positions. Lastly, we employed currency forward contracts to hedge the foreign exchange risk associated with non-U.S. bonds and to efficiently gain exposure to foreign currencies.

What is your near-term outlook?

Given the overwhelming policy responses and dramatic actions by the Fed, we think U.S. Treasury yields are likely to remain low across the curve for an extended period. We also believe interest rates in most developed international markets may remain in a fairly narrow range. Additionally, we think low oil prices will exert significant disinflationary pressure on economies around the globe.

In terms of market sectors, our outlook across risk markets is clearly influenced by the unknown length and ultimate severity of

This chart shows how the fund’s top currency holdings have changed over the past six months. Allocations are shown as a percentage of the fund’s net assets. Holdings and allocations may vary over time.

A negative percentage reflects the effect of fund strategies that are designed to enhance performance if certain securities decline in value.

8 Global Income Trust

the coronavirus pandemic. We are still facing considerable uncertainty over how long it will take to control the spread of the coronavirus and return to normality.

With that as the backdrop, we have a positive intermediate-term view of the fundamentals and supply-and-demand dynamics underlying corporate credit. Moreover, we believe valuations are compelling, given wider yield spreads. One caveat: Default risk has risen in the high-yield market, especially in troubled sectors such as energy.

In CMBS, we continue to have exposure to CMBX tranches referencing bonds rated A and BBB-. In our view, hotel and retail properties will continue to be negatively affected by the coronavirus and the public health measures intended to contain its spread. However, the portfolio’s CMBS exposure is diversified by property type, and we believe CMBX continues to offer the fund a unique investment opportunity.

The agency CRT sector is directly benefiting from efforts by the federal government and government-sponsored enterprises to help homeowners keep their homes. Consequently, we believe the spread widening that occurred here was primarily due to liquidity issues. As a result, we think certain segments of the CRT market offer attractive value.

Within prepayment-sensitive areas of the market, despite faster-than-anticipated prepayment speeds during April, we continue to find value in agency interest-only [IO] collateralized mortgage obligations and inverse IO securities backed by more seasoned loans. We believe these market segments will have less sensitivity

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Global Income Trust 9

to refinancing risk in a low-interest-rate environment. We also believe securities backed by reverse mortgages and jumbo loans continue to offer value.

Thanks for your time and for bringing us up to date, Bill.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Statements in the Q&A concerning the fund’s performance or portfolio composition relative to those of the fund’s Lipper peer group may reference information produced by Lipper Inc. or through a third party.

Of special interest

The fund seeks high current income and had maintained a stable dividend since April 2018 for class A shares. However, due to decreased levels of income in the portfolio, the fund’s monthly income distribution rate per class A share was reduced from $0.021 to $0.017 in March 2020. Similar reductions were made to other share classes.

10 Global Income Trust

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2020, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, R5, R6, and Y shares are not available to all investors. See the Terms and definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.08%	35.12%	3.06%	10.52%	2.02%	7.81%	2.54%	2.71%	–2.30%
After sales charge	5.95	29.72	2.64	6.10	1.19	3.49	1.15	–1.40	–6.20
Class B (2/1/94)
Before CDSC	5.87	27.27	2.44	6.42	1.25	5.37	1.76	1.92	–2.69
After CDSC	5.87	27.27	2.44	4.49	0.88	2.37	0.78	–3.08	–7.53
Class C (7/26/99)
Before CDSC	5.84	25.34	2.28	6.39	1.25	5.41	1.77	1.87	–2.67
After CDSC	5.84	25.34	2.28	6.39	1.25	5.41	1.77	0.87	–3.64
Class R (12/1/03)
Net asset value	5.82	31.78	2.80	9.12	1.76	7.01	2.28	2.37	–2.49
Class R5 (7/2/12)
Net asset value	6.22	39.22	3.36	12.25	2.34	8.87	2.87	2.97	–2.21
Class R6 (7/2/12)
Net asset value	6.24	40.07	3.43	12.79	2.44	9.18	2.97	3.13	–2.10
Class Y (10/4/05)
Net asset value	6.20	38.57	3.32	11.84	2.26	8.55	2.77	2.91	–2.24

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A shares reflect the deduction of the maximum 4.00% sales charge levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class B, C, R, and Y shares before their inception is derived from the historical performance of class A shares, adjusted for the applicable sales charge (or CDSC) and the higher operating expenses for such shares, except for class Y shares, for which 12b-1 fees are not applicable. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

Class B share performance reflects conversion to class A shares after eight years.

Class C share performance reflects conversion to class A shares after 10 years.

Global Income Trust 11

Comparative index returns For periods ended 4/30/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Bloomberg Barclays
Global Aggregate	—*	30.14%	2.67%	14.91%	2.82%	11.96%	3.84%	6.56%	1.45%
Bond Index
Lipper Global Income
Funds category	6.09%	31.99	2.77	11.17	2.13	8.12	2.62	3.24	–1.43
average†

Index and Lipper results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

* The fund’s benchmark, the Bloomberg Barclays Global Aggregate Bond Index, was introduced on 12/31/89, which post-dates the inception of the fund’s class A shares.

† Over the 6-month, 1-year, 3-year, 5-year, 10-year, and life-of-fund periods ended 4/30/20, there were 215, 212, 179, 161, 94, and 1 fund(s), respectively, in this Lipper category.

Fund price and distribution information For the six-month period ended 4/30/20

Distributions	Class A		Class B	Class C	Class R	Class R5	Class R6	Class Y
Number	6		6	6	6	6	6	6
Income	$0.118		$0.070	$0.073	$0.104	$0.139	$0.143	$0.135
Capital gains	—		—	—	—	—	—	—
Total	$0.118		$0.070	$0.073	$0.104	$0.139	$0.143	$0.135
	Before	After	Net	Net	Net	Net	Net	Net
	sales	sales	asset	asset	asset	asset	asset	asset
Share value	charge	charge	value	value	value	value	value	value
10/31/19	$12.35	$12.86	$12.29	$12.29	$12.35	$12.35	$12.35	$12.35
4/30/20	11.95	12.45	11.89	11.89	11.94	11.94	11.95	11.94
	Before	After	Net	Net	Net	Net	Net	Net
Current rate	sales	sales	asset	asset	asset	asset	asset	asset
(end of period)	charge	charge	value	value	value	value	value	value
Current dividend rate[1]	1.71%	1.64%	0.91%	0.91%	1.41%	2.11%	2.11%	2.01%
Current 30-day
SEC yield (with
expense limitation)[2,3]	N/A	1.64	0.98	0.98	1.46	2.04	2.10	1.95
Current 30-day
SEC yield (without
expense limitation)[3]	N/A	1.60	0.94	0.94	1.42	1.99	2.06	1.91

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (4.00% for class A shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

1 Most recent distribution, including any return of capital and excluding capital gains, annualized and divided by share price before or after sales charge at period-end.

2 For a portion of the period, the fund had expense limitations, without which yields would have been lower.

3 Based only on investment income and calculated using the maximum offering price for each share class, in accordance with SEC guidelines.

12 Global Income Trust

Fund performance as of most recent calendar quarter Total return for periods ended 3/31/20

	Annual
	average		Annual		Annual		Annual
	(life of fund)	10 years	average	5 years	average	3 years	average	1 year	6 months
Class A (6/1/87)
Before sales charge	6.02%	33.43%	2.93%	7.62%	1.48%	5.94%	1.94%	0.08%	–4.64%
After sales charge	5.88	28.09	2.51	3.31	0.65	1.71	0.57	–3.92	–8.46
Class B (2/1/94)
Before CDSC	5.80	25.67	2.31	3.61	0.71	3.55	1.17	–0.70	–5.04
After CDSC	5.80	25.67	2.31	1.74	0.34	0.59	0.20	–5.60	–9.76
Class C (7/26/99)
Before CDSC	5.77	23.76	2.15	3.58	0.71	3.50	1.15	–0.75	–5.02
After CDSC	5.77	23.76	2.15	3.58	0.71	3.50	1.15	–1.73	–5.96
Class R (12/1/03)
Net asset value	5.75	30.14	2.67	6.24	1.22	5.16	1.69	–0.25	–4.75
Class R5 (7/2/12)
Net asset value	6.15	37.46	3.23	9.29	1.79	6.98	2.28	0.41	–4.49
Class R6 (7/2/12)
Net asset value	6.17	38.29	3.30	9.82	1.89	7.29	2.37	0.50	–4.45
Class Y (10/4/05)
Net asset value	6.13	36.82	3.18	8.90	1.72	6.67	2.18	0.27	–4.59

See the discussion following the fund performance table on page 11 for information about the calculation of fund performance.

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Net expenses for the fiscal year
ended 10/31/19*	1.22%	1.97%	1.97%	1.47%	0.86%	0.79%	0.97%
Total annual operating expenses for the
fiscal year ended 10/31/19	1.24%	1.99%	1.99%	1.49%	0.88%	0.81%	0.99%
Annualized expense ratio for the
six-month period ended 4/30/20	1.20%	1.95%	1.95%	1.45%	0.86%	0.79%	0.95%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit certain fund expenses through 2/28/21.

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Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 11/1/19 to 4/30/20. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$5.90	$9.57	$9.57	$7.12	$4.23	$3.89	$4.67
Ending value (after expenses)	$977.00	$973.10	$973.30	$975.10	$977.90	$979.00	$977.60

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 4/30/20, use the following calculation method. To find the value of your investment on 11/1/19, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class R	Class R5	Class R6	Class Y
Expenses paid per $1,000*†	$6.02	$9.77	$9.77	$7.27	$4.32	$3.97	$4.77
Ending value (after expenses)	$1,018.90	$1,015.17	$1,015.17	$1,017.65	$1,020.59	$1,020.93	$1,020.14

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/20. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

14 Global Income Trust

Consider these risks before investing

International investing involves currency, economic, and political risks. Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. The fund concentrates on a limited group of industries and is non-diversified. Because the fund may invest in fewer issuers than a diversified fund, it is vulnerable to common economic forces and may result in greater losses and volatility. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. Our investment techniques, analyses, and judgments may not produce the intended outcome, and the investments we select for the fund may not perform as well as other securities that were not selected for the fund. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. You can lose money by investing in the fund.

Global Income Trust 15

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 4.00% maximum sales charge for class A shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are closed to new investments and are only available by exchange from another Putnam fund or through dividend and/or capital gains reinvestment. They are not subject to an initial sales charge and may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class R shares are not subject to an initial sales charge or CDSC and are only available to employer-sponsored retirement plans.

Class R5 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class R6 shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to employer-sponsored retirement plans, corporate and institutional clients, and clients in other approved programs.

Class Y shares are not subject to an initial sales charge or CDSC and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current rate is the annual rate of return earned from dividends or interest of an investment. Current rate is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency credit-risk transfer security (CRT) is backed by a reference pool of agency mortgages. Unlike a regular agency pass-through, the principal invested in a CRT is not backed by a U.S. government agency. To compensate investors for this risk, a CRT typically offers a higher yield than conventional pass-through securities. Similar to a CMBS, a CRT is structured into various tranches for investors, offering different levels of risk and yield based on the underlying reference pool.

16 Global Income Trust

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

◦ Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade fixed-income securities.

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

CMBX Index is an unmanaged index that tracks the performance of a basket of CMBS issued in a particular year.

ICE BofA (Intercontinental Exchange Bank of America) U.S. 3-Month Treasury Bill Index is an unmanaged index that seeks to measure the performance of U.S. Treasury bills available in the marketplace.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Lipper, a Refinitiv company, is a third-party industry-ranking entity that ranks mutual funds. Its rankings do not reflect sales charges. Lipper rankings are based on total return at net asset value relative to other funds that have similar current investment styles or objectives as determined by Lipper. Lipper may change a fund’s category assignment at its discretion. Lipper category averages reflect performance trends for funds within a category.

Global Income Trust 17

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2019, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2020, Putnam employees had approximately $434,000,000 and the Trustees had approximately $71,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

18 Global Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Global Income Trust 19

The fund’s portfolio 4/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY	Principal
MORTGAGE OBLIGATIONS (38.0%)*	amount	Value
U.S. Government Guaranteed Mortgage Obligations (4.0%)
Government National Mortgage Association Pass-Through Certificates
5.00%, 8/20/49	$96,321	$107,837
4.50%, TBA, 5/1/50	2,000,000	2,140,469
4.00%, TBA, 5/1/50	2,000,000	2,127,500
3.50%, TBA, 5/1/50	1,000,000	1,060,391
3.50%, with due dates from 11/20/47 to 11/20/49	1,823,573	1,969,672
3.00%, TBA, 5/1/50	2,000,000	2,128,672
		9,534,541
U.S. Government Agency Mortgage Obligations (34.0%)
Uniform Mortgage-Backed Securities
4.00%, TBA, 7/1/50	3,000,000	3,197,461
4.00%, TBA, 6/1/50	2,000,000	2,131,641
4.00%, TBA, 5/1/50	5,000,000	5,325,000
3.00%, TBA, 5/1/50	1,000,000	1,055,742
2.50%, TBA, 6/1/50	22,000,000	22,882,578
2.50%, TBA, 5/1/50	44,000,000	45,832,186
		80,424,608
Total U.S. government and agency mortgage obligations (cost $89,907,893)		$89,959,149

	Principal
U.S. TREASURY OBLIGATIONS (0.1%)*	amount	Value
U.S. Treasury Notes
2.25%, 11/15/25 [i]	$106,000	$117,694
2.00%, 2/15/25 [i]	161,000	174,200
1.875%, 8/31/24 [i]	50,000	53,481
Total U.S. treasury obligations (cost $345,375)		$345,375

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (35.2%)*		amount	Value
Australia (Government of) sr. unsec. bonds Ser. 133, 5.50%,
4/21/23 (Australia)	AUD	810,000	$609,471
Australia (Government of) sr. unsec. bonds Ser. 144, 3.75%,
4/21/37 (Australia)	AUD	320,000	284,017
Australia (Government of) sr. unsec. bonds Ser. 149, 2.25%,
5/21/28 (Australia)	AUD	1,140,000	829,107
Austria (Republic of) sr. unsec. bonds 1.50%, 2/20/47 (Austria)	EUR	190,000	276,857
Austria (Republic of) sr. unsec. notes 0.50%, 4/20/27 (Austria)	EUR	480,000	555,306
Austria (Republic of) sr. unsec. unsub. notes 3.65%,
4/20/22 (Austria)	EUR	200,000	237,536
Belgium (Kingdom of) sr. unsec. bonds Ser. 77, 1.00%,
6/22/26 (Belgium)	EUR	640,000	758,293
Belgium (Kingdom of) sr. unsec. unsub. notes Ser. 65, 4.25%,
9/28/22 (Belgium)	EUR	330,000	404,263
Belgium (Kingdom of) unsec. bonds Ser. 60, 4.25%,
3/28/41 (Belgium)	EUR	400,000	767,402
Brazil (Federal Republic of) sr. unsec. unsub. notes 4.25%,
1/7/25 (Brazil)		$480,000	493,800
Canada (Government of) sr. unsec. bonds 3.50%, 12/1/45 (Canada)	CAD	260,000	285,093

20 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (35.2%)* cont.		amount	Value
Canada (Government of) unsec. notes 0.50%, 3/1/22 (Canada)	CAD	840,000	$605,739
China (Republic of) unsec. notes Ser. 1913, 2.94%, 10/17/24 (China)	CNY	6,000,000	894,488
Colombia (Republic of) sr. unsec. notes 3.875%,
4/25/27 (Colombia)		$940,000	927,910
Denmark (Kingdom of) unsec. bonds 4.50%, 11/15/39 (Denmark)	DKK	570,000	160,179
Denmark (Kingdom of) unsec. bonds 1.75%, 11/15/25 (Denmark)	DKK	1,760,000	292,332
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%,
2/15/48 (Dominican Republic)		$189,000	151,200
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%,
4/20/27 (Dominican Republic)		218,000	216,365
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%,
1/29/26 (Dominican Republic)		255,000	242,250
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%,
1/25/27 (Dominican Republic)		459,000	407,363
France (Government of) unsec. bonds 4.50%, 4/25/41 (France)	EUR	830,000	1,664,686
France (Government of) unsec. bonds 4.00%, 4/25/55 (France)	EUR	150,000	338,881
France (Government of) unsec. bonds 3.25%, 5/25/45 (France)	EUR	160,000	289,392
France (Government of) unsec. bonds 3.25%, 10/25/21 (France)	EUR	1,330,000	1,540,338
France (Government of) unsec. bonds 2.75%, 10/25/27 (France)	EUR	1,430,000	1,926,863
France (Government of) unsec. bonds 0.50%, 5/25/25 (France)	EUR	1,630,000	1,876,261
France (Government of) unsec. notes Ser. REGS, 0.50%,
5/25/29 (France)	EUR	240,000	278,995
Indonesia (Republic of) sr. unsec. unsub. bonds 2.85%,
2/14/30 (Indonesia)		$200,000	193,775
Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%,
4/15/23 (Indonesia)		1,235,000	1,255,081
Ireland (Republic of) unsec. bonds 2.00%, 2/18/45 (Ireland)	EUR	70,000	101,065
Ireland (Republic of) unsec. notes 5.40%, 3/13/25 (Ireland)	EUR	380,000	531,939
Italy (Republic of) sr. unsec. bonds 6.50%, 11/1/27 (Italy)	EUR	850,000	1,252,704
Italy (Republic of) sr. unsec. bonds 4.75%, 9/1/44 (Italy)	EUR	700,000	1,072,547
Italy (Republic of) sr. unsec. bonds 4.00%, 2/1/37 (Italy)	EUR	190,000	258,942
Italy (Republic of) sr. unsec. bonds 2.50%, 12/1/24 (Italy)	EUR	1,060,000	1,231,683
Italy (Republic of) sr. unsec. bonds 1.65%, 3/1/32 (Italy)	EUR	540,000	577,527
Italy (Republic of) sr. unsec. notes 0.35%, 11/1/21 (Italy)	EUR	990,000	1,083,124
Italy (Republic of) sr. unsec. unsub. bonds 4.75%, 8/1/23 (Italy)	EUR	1,390,000	1,712,735
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS,
6.125%, 6/15/33 (Ivory Coast)		$335,000	288,100
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.25%,
3/22/30 (Ivory Coast)	EUR	100,000	89,796
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%,
7/23/24 (Ivory Coast)		$300,000	270,000
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%,
3/13/28 (Senegal)	EUR	100,000	94,355
Japan (Government of) sr. unsec. bonds Ser. 95, 2.30%,
6/20/27 (Japan)	JPY	403,000,000	4,420,814
Japan (Government of) sr. unsec. unsub. bonds Ser. 125, 2.20%,
3/20/31 (Japan)	JPY	265,000,000	3,056,838
Japan (Government of) sr. unsec. unsub. bonds Ser. 156, 0.40%,
3/20/36 (Japan)	JPY	267,000,000	2,555,651
Japan (Government of) sr. unsec. unsub. bonds Ser. 32, 2.30%,
3/20/40 (Japan)	JPY	407,000,000	5,252,794

Global Income Trust 21

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (35.2%)* cont.		amount	Value
Japan (Government of) sr. unsec. unsub. notes Ser. 318, 1.00%,
9/20/21 (Japan)	JPY	468,000,000	$4,432,910
Japan (Government of) sr. unsec. unsub. notes Ser. 330, 0.80%,
9/20/23 (Japan)	JPY	650,000,000	6,260,993
Japan (Government of) sr. unsec. unsub. notes Ser. 346, 0.10%,
3/20/27 (Japan)	JPY	172,000,000	1,631,800
Japan (Government of) 30 yr sr. unsec. unsub. bonds Ser. 51,
0.30%, 6/20/46 (Japan)	JPY	47,000,000	426,865
Japan (Government of) 40 yr sr. unsec. unsub. bonds Ser. 4, 2.20%,
3/20/51 (Japan)	JPY	215,000,000	3,032,358
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS,
4.875%, 10/14/44 (Kazakhstan)		$290,000	327,332
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS,
5.125%, 7/21/25 (Kazakhstan)		390,000	432,577
Malaysia (Federation of) sr. unsec. notes Ser. 417, 3.899%,
11/16/27 (Malaysia)	MYR	2,710,000	676,901
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)		$1,281,000	1,323,926
Netherlands (Government of) unsec. bonds 3.75%,
1/15/42 (Netherlands)	EUR	210,000	426,750
Netherlands (Government of) unsec. bonds 2.25%,
7/15/22 (Netherlands)	EUR	300,000	350,124
Netherlands (Government of) unsec. notes Ser. REGS, 0.50%,
7/15/26 (Netherlands)	EUR	570,000	666,485
New Zealand (Government of) sr. unsec. notes Ser. 0425, 2.75%,
4/15/25 (New Zealand)	NZD	320,000	219,520
Norway (Government of) unsec. bonds Ser. 476, 3.00%,
3/14/24 (Norway)	NOK	1,760,000	189,364
Ontario (Province of) unsec. bonds 6.50%, 3/8/29 (Canada)	CAD	610,000	622,679
Ontario (Province of) unsec. bonds 2.90%, 12/2/46 (Canada)	CAD	160,000	131,868
Ontario (Province of) unsec. notes 3.15%, 6/2/22 (Canada)	CAD	1,600,000	1,209,595
Ontario (Province of) unsec. notes 2.60%, 6/2/25 (Canada)	CAD	430,000	333,302
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)		$320,000	479,200
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)		165,000	168,300
Poland (Government of) unsec. notes Ser. 0123, 2.50%,
1/25/23 (Poland)	PLN	1,980,000	501,491
Portugal (Republic of) sr. unsec. notes 1.95%, 6/15/29 (Portugal)	EUR	420,000	509,993
Saudi Arabia (Kingdom of) 144A sr. unsec. notes 2.90%, 10/22/25
(Saudi Arabia)		$1,240,000	1,255,500
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%,
7/30/24 (Senegal)		200,000	185,500
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%,
5/23/33 (Senegal)		245,000	214,069
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27
(South Africa)		310,000	278,998
South Africa (Republic of) unsec. bonds Ser. 2023, 7.75%, 2/28/23
(South Africa)	ZAR	11,140,000	631,408
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/44 (Spain)	EUR	350,000	683,351
Spain (Kingdom of) sr. unsec. bonds 5.15%, 10/31/28 (Spain)	EUR	770,000	1,160,988
Spain (Kingdom of) sr. unsec. bonds 4.40%, 10/31/23 (Spain)	EUR	890,000	1,127,425
Spain (Kingdom of) sr. unsec. bonds 4.20%, 1/31/37 (Spain)	EUR	150,000	242,861
Spain (Kingdom of) sr. unsec. notes 1.50%, 4/30/27 (Spain)	EUR	150,000	176,497
Spain (Kingdom of) sr. unsec. notes 0.75%, 7/30/21 (Spain)	EUR	300,000	332,575

22 Global Income Trust

FOREIGN GOVERNMENT AND AGENCY		Principal
BONDS AND NOTES (35.2%)* cont.		amount	Value
Spain (Kingdom of) sr. unsec. unsub. bonds 4.65%, 7/30/25 (Spain)	EUR	240,000	$324,210
Spain (Kingdom of) sr. unsec. unsub. bonds 2.90%,
10/31/46 (Spain)	EUR	40,000	58,028
Sweden (Government of) unsec. bonds Ser. 1053, 3.50%,
3/30/39 (Sweden)	SEK	420,000	68,255
Sweden (Government of) unsec. notes Ser. 1057, 1.50%,
11/13/23 (Sweden)	SEK	6,380,000	696,564
Switzerland (Government of) unsec. bonds 4.00%,
4/8/28 (Switzerland)	CHF	420,000	597,847
Switzerland (Government of) unsec. bonds 2.00%,
5/25/22 (Switzerland)	CHF	530,000	579,719
Switzerland (Government of) unsec. bonds 1.50%,
4/30/42 (Switzerland)	CHF	150,000	220,746
United Kingdom Treasury unsec. notes 4.00%, 1/22/60
(United Kingdom)	GBP	1,140,000	3,300,614
United Kingdom Treasury unsec. notes 2.75%, 9/7/24
(United Kingdom)	GBP	1,110,000	1,560,498
United Mexican States sr. unsec. notes 4.00%, 10/2/23 (Mexico)		$420,000	429,434
United Mexican States sr. unsec. notes Ser. M 20, 10.00%,
12/5/24 (Mexico)	MXN	12,310,000	595,860
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%,
6/18/50 (Uruguay)		$150,000	170,252
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 4.375%,
1/23/31 (Uruguay)		1,170,000	1,282,613
Uruguay (Oriental Republic of) sr. unsec. unsub. notes 4.375%,
10/27/27 (Uruguay)		225,000	244,688
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25
(Venezuela) (In default) †		3,000	263
Total foreign government and agency bonds and notes (cost $82,332,054)			$83,386,953

	Principal
CORPORATE BONDS AND NOTES (29.3%)*	amount	Value
Basic materials (1.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes
3.50%, 5/8/24 (Germany)	$227,000	$227,218
CF Industries, Inc. 144A company guaranty sr. notes
4.50%, 12/1/26	690,000	741,981
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	700,000	700,158
Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec.
unsub. notes 6.00%, 11/15/41 (Canada)	187,000	200,806
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.625%, 4/29/24	408,000	423,726
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub.
notes 4.00%, 4/16/25	135,000	136,060
International Flavors & Fragrances, Inc. sr. unsec. notes
4.45%, 9/26/28	270,000	287,564
International Paper Co. sr. unsec. notes 8.70%, 6/15/38	6,000	9,315
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	386,000	439,167
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	406,000	436,384
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
8.20%, 1/15/30	204,000	278,597

Global Income Trust 23

	Principal
CORPORATE BONDS AND NOTES (29.3%)* cont.	amount	Value
Basic materials cont.
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes
7.95%, 2/15/31	$53,000	$72,866
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32 R	136,000	181,024
		4,134,866
Capital goods (1.1%)
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	535,000	535,000
Johnson Controls International PLC sr. unsec. unsub. bonds
4.50%, 2/15/47	386,000	438,045
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes
4.40%, 6/15/28	130,000	146,811
L3Harris Technologies, Inc. 144A sr. unsec. sub. notes
3.85%, 12/15/26	238,000	259,989
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	391,000	410,389
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	69,000	66,690
Otis Worldwide Corp. 144A company guaranty sr. unsec. notes
2.565%, 2/15/30	300,000	302,324
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	440,000	474,384
		2,633,632
Communication services (4.6%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30 R	345,000	359,324
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R	210,000	217,611
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	410,000	460,995
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28	405,000	447,393
AT&T, Inc. sr. unsec. sub. notes 3.80%, 2/15/27	66,000	71,661
AT&T, Inc. sr. unsec. sub. notes 2.95%, 7/15/26	113,000	118,431
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 6.484%, 10/23/45	484,000	632,706
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. bonds 5.375%, 5/1/47	158,000	190,136
Charter Communications Operating, LLC/Charter
Communications Operating Capital Corp. company guaranty sr.
sub. notes 4.908%, 7/23/25	103,000	116,251
Comcast Corp. company guaranty sr. unsec. unsub. bonds
3.999%, 11/1/49	259,000	307,595
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.50%, 11/15/35	55,000	83,137
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	1,525,000	1,710,998
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	435,000	460,170
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	197,000	209,591
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28 R	255,000	281,191
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27 R	421,000	458,628
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47 R	296,000	360,512
Crown Castle International Corp. sr. unsec. notes 3.15%, 7/15/23 R	2,000	2,095
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29 R	478,000	499,285
Rogers Communications, Inc. company guaranty sr. unsec. unsub.
notes 4.50%, 3/15/43 (Canada)	135,000	157,733
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.875%, 4/15/30	345,000	378,613

24 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (29.3%)* cont.	amount	Value
Communication services cont.
T-Mobile USA, Inc. 144A company guaranty sr. notes
3.75%, 4/15/27	$820,000	$880,705
Telefonica Emisiones SA company guaranty sr. unsec. bonds
4.895%, 3/6/48 (Spain)	630,000	740,059
Verizon Communications, Inc. sr. unsec. unsub. bonds
4.672%, 3/15/55	270,000	364,954
Verizon Communications, Inc. sr. unsec. unsub. notes
4.329%, 9/21/28	840,000	993,671
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%,
4/15/27 (Canada)	345,000	360,525
		10,863,970
Consumer cyclicals (2.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec.
notes 3.55%, 7/26/27 (Canada)	510,000	517,650
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%,
1/25/30 (Canada)	317,000	310,288
Amazon.com, Inc. sr. unsec. notes 4.05%, 8/22/47	410,000	535,877
Fox Corp. sr. unsec. unsub. notes 3.05%, 4/7/25	355,000	376,751
General Motors Financial Co., Inc. company guaranty sr. unsec.
notes 4.00%, 10/6/26	217,000	197,071
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec.
sub. notes 4.25%, 9/1/24	110,000	106,700
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.
company guaranty sr. unsec. notes 4.875%, 4/1/27	397,000	384,931
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25
(United Kingdom)	620,000	671,150
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%,
3/1/26 (United Kingdom)	164,000	173,635
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds
4.65%, 10/1/28	729,000	772,567
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	130,000	135,859
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes
3.60%, 4/15/26	131,000	139,692
Omnicom Group, Inc. sr. unsec. sub. notes 2.45%, 4/30/30	605,000	553,317
S&P Global, Inc. company guaranty sr. unsec. bonds
2.50%, 12/1/29	475,000	496,605
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	560,000	572,600
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	238,000	238,595
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	395,000	410,715
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds
2.90%, 1/15/27	278,000	266,403
		6,860,406
Consumer staples (1.5%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. bonds 5.55%, 1/23/49	92,000	115,024
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. bonds 3.50%, 6/1/30	735,000	787,497
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 4.75%, 1/23/29	107,000	123,786
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	635,000	618,890
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	37,920	41,425

Global Income Trust 25

	Principal
CORPORATE BONDS AND NOTES (29.3%)* cont.	amount	Value
Consumer staples cont.
CVS Pass-Through Trust 144A sr. mtge. notes 7.507%, 1/10/32	$226,774	$267,523
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds
4.50%, 2/15/45	12,000	11,862
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
7.00%, 10/15/37	68,000	87,377
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes
5.625%, 3/15/42	333,000	367,452
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes
4.597%, 5/25/28	287,000	330,112
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes
4.417%, 5/25/25	243,000	272,012
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.875%, 11/1/26	426,000	428,130
		3,451,090
Energy (2.7%)
BP Capital Markets America, Inc. company guaranty sr. unsec.
unsub. notes 3.937%, 9/21/28	669,000	729,847
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes
5.125%, 6/30/27	528,000	527,018
Concho Resources, Inc. company guaranty sr. unsec. notes
3.75%, 10/1/27	680,000	663,446
Diamondback Energy, Inc. company guaranty sr. unsec. notes
3.25%, 12/1/26	350,000	302,066
Energy Transfer Operating LP company guaranty sr. unsec. notes
5.875%, 1/15/24	400,000	416,497
Energy Transfer Operating LP company guaranty sr. unsec. notes
2.90%, 5/15/25	178,000	165,686
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%,
perpetual maturity	392,000	280,794
Energy Transfer Operating LP sr. unsec. unsub. notes 6.50%, 2/1/42	57,000	57,482
EOG Resources, Inc. sr. unsec. unsub. notes 4.15%, 1/15/26	315,000	347,470
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	31,000	32,530
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
bonds 7.375%, 1/17/27 (Brazil)	174,000	183,483
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.25%, 3/17/24 (Brazil)	534,000	541,343
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 6.125%, 1/17/22 (Brazil)	395,000	402,406
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.999%, 1/27/28 (Brazil)	37,000	35,613
Petrobras Global Finance BV company guaranty sr. unsec. unsub.
notes 5.299%, 1/27/25 (Brazil)	189,000	183,801
Petroleos de Venezuela SA company guaranty sr. unsec. unsub.
notes 5.375%, 4/12/27 (Venezuela) (In default) †	6,000	225
Petroleos de Venezuela SA 144A company guaranty sr. unsec.
notes 6.00%, 11/15/26 (Venezuela) (In default) †	155,000	5,813
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes
6.50%, 3/13/27 (Mexico)	117,000	95,370
Petroleos Mexicanos 144A company guaranty sr. unsec. unsub.
notes 5.95%, 1/28/31 (Mexico)	428,000	310,000
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	20,000	19,572

26 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (29.3%)* cont.	amount	Value
Energy cont.
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	$436,000	$446,935
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	4,000	3,949
Targa Resources Partners LP/Targa Resources Partners Finance
Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	255,000	212,925
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%,
3/15/77 (Canada)	421,000	378,900
		6,343,171
Financials (6.9%)
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	450,000	404,903
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	265,000	212,088
American International Group, Inc. jr. unsec. sub. FRB
8.175%, 5/15/58	369,000	453,870
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%,
12/12/42 (United Kingdom)	386,000	430,885
Banco Santander SA sr. unsec. unsub. notes 4.379%,
4/12/28 (Spain)	400,000	433,212
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	200,000	216,336
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%,
perpetual maturity	15,000	14,738
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%,
perpetual maturity	410,000	436,650
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	740,000	749,223
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	180,000	185,760
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	289,000	287,974
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	740,000	779,292
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	182,000	187,519
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	105,000	107,669
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes
4.875%, 3/1/26	164,000	174,137
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	830,000	826,265
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	90,000	95,939
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	780,000	817,162
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	675,000	739,422
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	220,000	235,016
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	419,000
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual
maturity (Switzerland)	200,000	204,007
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%,
1/12/29 (Switzerland)	250,000	264,896
Digital Realty Trust LP company guaranty sr. unsec. bonds
4.45%, 7/15/28 R	610,000	691,197
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%,
4/17/28 (Canada)	730,000	741,270
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	61,000	54,290
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	484,000	537,290
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
3.85%, 1/26/27	232,000	251,370
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes
2.60%, 2/7/30	276,000	272,663
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	9,000	12,323

Global Income Trust 27

		Principal
CORPORATE BONDS AND NOTES (29.3%)* cont.		amount	Value
Financials cont.
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec.
bonds 3.75%, 7/1/29		$290,000	$312,256
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		281,000	327,455
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds
3.729%, 10/15/70		509,000	526,815
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		230,000	285,200
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30 R		208,000	208,526
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27 R		87,000	87,940
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		27,000	27,743
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		162,000	163,013
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40		58,000	84,466
Royal Bank of Scotland Group PLC sr. unsec. unsub. FRB 4.892%,
5/18/29 (United Kingdom)		585,000	658,722
Service Properties Trust sr. unsec. notes 4.375%, 2/15/30 R		120,000	92,546
Teachers Insurance & Annuity Association of America 144A unsec.
sub. notes 6.85%, 12/16/39		120,000	183,609
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%,
9/15/31 (Canada)		184,000	196,052
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99		270,000	252,412
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec.
notes 4.125%, 4/15/26 (Switzerland)		579,000	632,853
UBS Group Funding Switzerland AG company guaranty jr. unsec.
sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		300,000	310,153
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		276,000	394,351
Westpac Banking Corp. unsec. sub. bonds 4.421%,
7/24/39 (Australia)		260,000	286,609
			16,267,087
Health care (1.9%)
AbbVie, Inc. 144A sr. unsec. notes 3.20%, 11/21/29		$675,000	717,158
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		223,000	291,780
Bristol-Myers Squibb Co. 144A sr. unsec. bonds 3.40%, 7/26/29		990,000	1,132,845
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		400,000	472,140
DH Europe Finance II Sarl company guaranty sr. unsec. bonds
3.40%, 11/15/49 (Luxembourg)		335,000	370,011
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		78,000	86,967
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		85,000	91,953
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		275,000	332,377
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		125,000	127,776
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		340,000	388,834
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		430,000	495,313
			4,507,154
Supra-Nation (1.8%)
European Investment Bank sr. unsec. unsub. bonds 5.625%,
6/7/32 (Supra-Nation)	GBP	1,900,000	3,712,365
European Investment Bank sr. unsec. unsub. notes Ser. EMTN,
4.125%, 4/15/24 (Supra-Nation)	EUR	450,000	581,948
			4,294,313

28 Global Income Trust

	Principal
CORPORATE BONDS AND NOTES (29.3%)* cont.	amount	Value
Technology (2.0%)
Broadcom Corp./Broadcom Cayman Finance, Ltd. company
guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	$557,000	$580,661
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A
company guaranty sr. notes 6.02%, 6/15/26	529,000	574,475
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds
8.35%, 7/15/46	102,000	127,397
Fidelity National Information Services, Inc. sr. unsec. notes
3.75%, 5/21/29	287,000	322,177
Fidelity National Information Services, Inc. sr. unsec. notes
3.00%, 8/15/26	29,000	30,789
Fidelity National Information Services, Inc. sr. unsec. sub. notes
Ser. 10Y, 4.25%, 5/15/28	296,000	336,579
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	120,000	131,571
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	600,000	682,179
Microchip Technology, Inc. company guaranty sr. notes
4.333%, 6/1/23	545,000	565,100
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	238,000	292,683
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	825,000	940,930
VMware, Inc. sr. unsec. notes 3.90%, 8/21/27	245,000	250,081
		4,834,622
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec.
bonds 3.40%, 11/15/26	257,000	258,667
		258,667
Utilities and power (2.0%)
AES Corp. (The) sr. unsec. unsub. notes 5.125%, 9/1/27	240,000	250,200
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J,
4.30%, 12/1/28	270,000	308,179
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	175,000	201,045
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub.
notes 8.375%, 6/15/32	74,000	87,317
Enterprise Products Operating, LLC company guaranty sr. unsec.
notes 2.80%, 1/31/30	715,000	703,287
Enterprise Products Operating, LLC company guaranty sr. unsec.
unsub. bonds 4.25%, 2/15/48	95,000	94,132
FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes
5.45%, 7/15/44	830,000	1,036,927
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	155,000	162,313
Kinder Morgan Energy Partners LP company guaranty sr. unsec.
notes 5.40%, 9/1/44	220,000	246,886
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	515,000	529,235
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	255,000	260,799
Vistra Operations Co., LLC 144A sr. bonds 4.30%, 7/15/29	204,000	202,797
Vistra Operations Co., LLC 144A sr. notes 3.55%, 7/15/24	216,000	217,297
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (BBA LIBOR USD
3 Month + 2.11%), 3.804%, 5/15/67	589,000	488,870
		4,789,284
Total corporate bonds and notes (cost $65,641,390)		$69,238,262

Global Income Trust 29

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)*	amount	Value
Agency collateralized mortgage obligations (5.6%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR)
+ 25.79%), 22.518%, 4/15/37	$8,895	$16,464
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR)
+ 23.80%), 20.812%, 11/15/35	29,504	52,618
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR)
+ 22.28%), 19.589%, 12/15/36	16,351	26,567
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR)
+ 19.86%), 17.418%, 3/15/35	36,418	51,946
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR)
+ 16.95%), 14.865%, 6/15/34	17,149	21,033
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR)
+ 6.70%), 5.886%, 7/15/40	1,033,363	82,526
REMICs Ser. 3707, Class PI, IO, 4.50%, 7/15/25	28,469	459
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	1,041,711	60,760
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	691,706	78,430
REMICs Ser. 4369, Class IA, IO, 3.50%, 7/15/44	1,236,344	118,526
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	1,497,416	139,557
REMICs Ser. 4165, Class TI, IO, 3.00%, 12/15/42	3,424,890	252,206
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	1,137,686	62,307
REMICs Ser. 3300, PO, zero %, 2/15/37	1,861	1,734
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	1,602	1,442
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR)
+ 24.57%), 22.78%, 3/25/36	21,980	38,813
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR)
+ 24.20%), 22.413%, 6/25/37	23,625	41,758
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR)
+ 20.25%), 18.788%, 8/25/35	15,938	23,148
REMICs IFB Ser. 12-116, Class SA, IO, ((-1 x 1 Month US LIBOR)
+ 7.20%), 6.713%, 10/25/42	1,248,666	273,229
REMICs IFB Ser. 10-46, Class SB, IO, ((-1 x 1 Month US LIBOR)
+ 6.45%), 5.963%, 5/25/40	234,408	48,709
REMICs IFB Ser. 12-103, Class LS, IO, ((-1 x 1 Month US LIBOR)
+ 6.00%), 5.513%, 9/25/42	1,244,527	206,343
REMICs Ser. 15-28, IO, 5.50%, 5/25/45	1,578,851	319,228
REMICs Ser. 17-113, IO, 5.00%, 1/25/38	919,989	116,126
REMICs Ser. 12-124, Class JI, IO, 3.50%, 11/25/42	857,180	56,120
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	775,478	63,096
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	1,480,155	72,479
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	1,393,055	64,247
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	1,329,706	39,883
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	1,605,323	71,644
REMICs Ser. 07-64, Class LO, PO, zero %, 7/25/37	1,977	1,942
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	1,001,163	212,895
IFB Ser. 10-171, Class SB, IO, ((-1 x 1 Month US LIBOR) + 6.45%),
5.656%, 12/16/40	813,503	171,722
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%),
5.432%, 3/20/43	1,413,941	170,083

30 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)* cont.	amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 20-32, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.10%),
5.382%, 3/20/50	$1,843,983	$341,876
Ser. 18-21, Class IN, IO, 5.00%, 2/20/48	582,736	92,184
Ser. 14-76, IO, 5.00%, 5/20/44	510,979	99,407
Ser. 14-25, Class QI, IO, 5.00%, 1/20/44	1,010,204	170,572
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	171,761	33,877
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	349,774	67,440
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	111,363	20,607
Ser. 18-153, Class AI, IO, 4.50%, 9/16/45	10,697,305	1,756,705
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	1,303,769	228,058
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	448,769	40,703
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	1,007,622	180,682
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	1,502,519	261,625
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	829,110	75,308
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	601,120	100,887
Ser. 16-138, Class GI, IO, 4.00%, 10/20/46	6,162,858	828,958
Ser. 16-19, Class PI, IO, 4.00%, 2/20/46	1,116,098	154,468
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	2,153,850	234,231
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45	1,063,587	110,592
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44	1,241,993	155,250
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42	356,991	39,474
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	2,127,916	248,541
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	379,275	37,692
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,050,569	149,093
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	845,446	64,146
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40	295,272	2,631
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	887,000	33,529
Ser. 16-H20, Class NI, IO, 2.621%, 9/20/66 W	1,931,868	187,937
Ser. 16-H23, Class NI, IO, 2.582%, 10/20/66 W	4,247,994	436,269
Ser. 17-H04, Class BI, IO, 2.461%, 2/20/67 W	3,086,215	366,458
Ser. 17-H02, Class BI, IO, 2.455%, 1/20/67 W	3,395,223	353,898
Ser. 16-H16, Class EI, IO, 2.404%, 6/20/66 W	3,375,693	331,155
Ser. 17-H11, Class NI, IO, 2.133%, 5/20/67 W	3,549,447	368,560
Ser. 17-H19, Class MI, IO, 2.057%, 4/20/67 W	2,122,901	187,240
Ser. 15-H26, Class DI, IO, 2.016%, 10/20/65 W	2,347,645	212,809
Ser. 15-H09, Class AI, IO, 1.819%, 4/20/65 W	5,071,334	419,379
Ser. 14-H21, Class AI, IO, 1.783%, 10/20/64 W	2,641,697	210,202
Ser. 15-H03, Class DI, IO, 1.754%, 1/20/65 W	4,329,393	393,542
Ser. 16-H01, Class AI, IO, 1.737%, 1/20/66 W	2,006,537	164,866
Ser. 15-H26, Class EI, IO, 1.725%, 10/20/65 W	2,546,522	178,766
Ser. 16-H13, Class EI, IO, 1.655%, 4/20/66	2,516,923	274,279
Ser. 16-H07, Class HI, IO, 1.62%, 2/20/66 W	3,345,748	280,865
Ser. 15-H25, Class AI, IO, 1.608%, 9/20/65 W	2,624,222	166,113
Ser. 14-H12, Class BI, IO, 1.566%, 5/20/64 W	3,421,485	232,315
Ser. 16-H25, Class GI, IO, 1.492%, 11/20/66 W	3,186,231	134,316
		13,385,545

Global Income Trust 31

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)* cont.	amount	Value
Commercial mortgage-backed securities (10.0%)
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39 W	$516,656	$258,328
FRB Ser. 06-PW11, Class C, 5.802%, 3/11/39 (In default) † W	197,629	9,881
FRB Ser. 06-PW14, Class X1, IO, 0.497%, 12/11/38 W	136,430	1,405
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E,
5.93%, 12/15/47 W	1,053,000	926,341
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.261%, 11/10/46 W	256,000	236,417
Ser. 14-GC21, Class AS, 4.026%, 5/10/47	682,000	693,823
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.261%, 3/10/47 W	132,000	104,403
FRB Ser. 06-C5, Class XC, IO, 0.721%, 10/15/49 W	2,325,315	32
COMM Mortgage Trust
FRB Ser. 14-CR17, Class C, 4.945%, 5/10/47 W	692,000	624,542
FRB Ser. 14-CR18, Class C, 4.882%, 7/15/47 W	393,000	331,111
FRB Ser. 14-UBS6, Class C, 4.595%, 12/10/47 W	110,000	91,061
FRB Ser. 15-LC19, Class C, 4.382%, 2/10/48 W	420,000	387,686
Ser. 15-LC19, Class A4, 3.183%, 2/10/48	277,000	287,637
FRB Ser. 14-UBS6, Class XA, IO, 1.039%, 12/10/47 W	8,985,916	292,662
FRB Ser. 15-LC21, Class XA, IO, 0.863%, 7/10/48 W	10,554,304	304,239
COMM Mortgage Trust 144A
FRB Ser. 13-CR11, Class C, 5.286%, 8/10/50 W	525,000	486,918
FRB Ser. 12-CR2, Class D, 4.992%, 8/15/45 W	400,000	306,475
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 06-C4, Class AX, IO, 0.816%, 9/15/39 W	26,433	—
FRB Ser. 07-C2, Class AX, IO, 0.044%, 1/15/49 W	690,449	—
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB
Ser. 03-C3, Class AX, IO, 2.387%, 5/15/38 W	23,952	1,088
CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C,
4.412%, 4/15/50 W	819,000	741,558
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.504%, 12/15/49 W	822,000	617,292
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D,
5.512%, 8/10/44 W	1,504,000	1,430,558
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K104,
Class XAM, IO, 1.384%, 1/25/30 W	3,017,000	343,870
Multifamily Structured Pass-Through Certificates FRB Ser. K098,
Class X1, IO, 1.27%, 8/25/29 W	2,810,619	245,148
Multifamily Structured Pass-Through Certificates FRB Ser. K087,
Class X1, IO, 0.51%, 12/25/28 W	13,564,502	386,826
GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1,
Class XC, IO, 0.261%, 12/10/49 W	2,810,356	615
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO,
1.644%, 2/10/46 W	7,225,854	239,559
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.169%, 8/10/43 W	428,000	423,944
FRB Ser. 11-GC3, Class D, 5.824%, 3/10/44 W	280,000	267,714
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.834%, 4/15/47 W	777,000	699,244
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47 W	310,000	244,812

32 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
JPMBB Commercial Mortgage Securities Trust
Ser. 14-C22, Class A4, 3.801%, 9/15/47	$318,000	$336,496
FRB Ser. 15-C33, Class XA, IO, 1.062%, 12/15/48 W	3,452,652	145,640
FRB Ser. 14-C22, Class XA, IO, 0.986%, 9/15/47 W	9,717,565	289,547
FRB Ser. 13-C12, Class XA, IO, 0.594%, 7/15/45 W	20,766,599	242,201
JPMBB Commercial Mortgage Securities Trust 144A FRB
Ser. 13-C17, Class D, 5.055%, 1/15/47 W	505,000	398,257
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 12-C6, Class AS, 4.117%, 5/15/45	239,000	244,786
Ser. 13-C10, Class AS, 3.372%, 12/15/47	181,000	190,512
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	322,000	319,988
FRB Ser. 13-C16, Class XA, IO, 1.099%, 12/15/46 W	8,926,358	237,676
FRB Ser. 06-CB17, Class X, IO, 0.856%, 12/12/43 W	572,772	5,928
FRB Ser. 06-LDP8, Class X, IO, 0.289%, 5/15/45 W	952,643	81
FRB Ser. 07-LDPX, Class X, IO, 0.128%, 1/15/49 W	902,765	9
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.823%, 11/15/43 W	237,000	212,296
FRB Ser. 12-C6, Class E, 5.329%, 5/15/45 W	1,313,000	1,064,410
FRB Ser. 12-C8, Class D, 4.827%, 10/15/45 W	1,260,000	1,109,736
FRB Ser. 12-LC9, Class D, 4.565%, 12/15/47 W	251,000	222,869
LB-UBS Commercial Mortgage Trust FRB Ser. 07-C2, Class XW, IO,
0.359%, 2/15/40 W	18,751	1
LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 06-C6, Class XCL, IO, 0.772%, 9/15/39 W	1,204,301	7,514
FRB Ser. 07-C2, Class XCL, IO, 0.359%, 2/15/40 W	120,178	6
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X,
IO, 6.21%, 12/15/49 W	11,113	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.112%, 2/15/47 W	220,000	201,764
Ser. 14-C18, Class C, 4.673%, 10/15/47 W	289,000	267,412
FRB Ser. 14-C17, Class C, 4.657%, 8/15/47 W	591,000	532,653
Ser. 14-C15, Class A4, 4.051%, 4/15/47	259,000	273,952
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.832%, 8/15/45 W	687,000	563,645
FRB Ser. 12-C6, Class D, 4.761%, 11/15/45 W	278,000	235,566
FRB Ser. 13-C9, Class D, 4.258%, 5/15/46 W	274,000	257,533
Morgan Stanley Capital I Trust Ser. 07-HQ11, Class C,
5.558%, 2/12/44 W	123,736	24,747
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D,
5.419%, 7/15/49 W	185,000	175,949
Multifamily Connecticut Avenue Securities Trust 144A FRB
Ser. 19-01, Class M7, 2.187%, 10/15/49	511,811	436,953
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO,
1.206%, 12/15/50 W	3,834,815	216,664
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C,
5.755%, 5/10/45 W	285,000	274,530
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4,
Class XA, IO, 1.768%, 12/10/45 W	2,496,367	76,418

Global Income Trust 33

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)* cont.	amount	Value
Commercial mortgage-backed securities cont.
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.412%, 7/15/46 W	$363,000	$305,581
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	418,000	410,782
FRB Ser. 16-LC25, Class XA, IO, 1.129%, 12/15/59 W	2,998,910	130,634
WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387%, 12/15/46 W	799,000	882,823
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46 W	525,000	574,084
Ser. 13-C11, Class AS, 3.311%, 3/15/45	206,000	208,550
FRB Ser. 13-C14, Class XA, IO, 0.857%, 6/15/46 W	12,525,957	215,126
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.85%, 2/15/44 W	620,000	604,250
Ser. 11-C4, Class E, 5.39%, 6/15/44 W	163,000	123,479
FRB Ser. 11-C4, Class C, 5.39%, 6/15/44 W	292,000	267,829
FRB Ser. 12-C10, Class D, 4.577%, 12/15/45 W	298,000	224,812
FRB Ser. 12-C10, Class XA, IO, 1.682%, 12/15/45 W	3,598,221	116,097
		23,614,975
Residential mortgage-backed securities (non-agency) (8.3%)
American Home Mortgage Investment Trust FRB Ser. 07-1,
Class GA1C, (1 Month US LIBOR + 0.19%), 0.677%, 5/25/47	334,133	174,331
Arroyo Mortgage Trust 144A Ser. 19-3, Class A3, 3.416%, 10/25/48 W	290,086	287,756
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR
+ 0.60%), 1.087%, 9/25/45	181,679	159,604
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.987%,
10/25/29 (Bermuda)	190,000	160,382
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 2.187%,
10/25/27 (Bermuda)	18,258	18,011
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 1.837%,
8/25/28 (Bermuda)	407,394	393,877
BRAVO Residential Funding Trust 144A Ser. 19-NQM1, Class A3,
2.996%, 7/25/59 W	228,668	230,018
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4,
(1 Month US LIBOR + 0.24%), 0.727%, 6/25/36	180,000	154,566
Chevy Chase Funding, LLC Mortgage-Backed Certificates
144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%),
0.667%, 11/25/47	337,717	257,611
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A,
4.301%, 5/25/35 W	270,717	263,508
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%),
2.83%, 8/25/46	171,197	144,755
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%),
2.81%, 6/25/46	419,595	354,335
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%),
0.898%, 2/20/47	242,346	167,768
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR + 0.35%),
0.837%, 8/25/36	373,370	175,409
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%),
0.677%, 8/25/46	418,872	361,164

34 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.70%), 2.187%, 11/25/28	$329,869	$311,116
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3,
(1 Month US LIBOR + 5.00%), 5.487%, 12/25/28	1,033,344	1,033,340
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3,
(1 Month US LIBOR + 4.80%), 5.287%, 5/25/28	340,000	337,439
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3,
(1 Month US LIBOR + 4.75%), 5.237%, 10/25/24	255,404	213,410
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3,
(1 Month US LIBOR + 4.65%), 5.137%, 10/25/28	521,812	521,810
Structured Agency Credit Risk Debt FRN Ser. 14-DN4, Class M3,
(1 Month US LIBOR + 4.55%), 5.037%, 10/25/24	390,340	343,607
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3,
(1 Month US LIBOR + 3.75%), 4.237%, 9/25/24	250,000	191,314
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2,
(1 Month US LIBOR + 1.95%), 2.437%, 5/25/25	87,430	86,610
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1,
(1 Month US LIBOR + 1.20%), 1.687%, 10/25/29	190,407	188,644
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1,
Class M2, (1 Month US LIBOR + 1.90%), 3.735%, 1/25/50	236,000	164,619
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2,
(1 Month US LIBOR + 2.45%), 3.397%, 3/25/49	7,726	7,008
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2,
(1 Month US LIBOR + 2.65%), 3.137%, 1/25/49	64,000	56,825
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2,
(1 Month US LIBOR + 2.35%), 2.837%, 2/25/49	13,773	12,536
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2,
(1 Month US LIBOR + 2.30%), 2.787%, 10/25/48	11,800	10,052
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2,
(1 Month US LIBOR + 6.75%), 7.237%, 8/25/28	108,303	111,011
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2,
(1 Month US LIBOR + 6.00%), 6.487%, 9/25/28	752,932	771,800
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2,
(1 Month US LIBOR + 5.90%), 6.387%, 10/25/28	91,122	93,573
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2,
(1 Month US LIBOR + 5.70%), 6.187%, 4/25/28	184,096	178,788
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2,
(1 Month US LIBOR + 5.55%), 6.037%, 4/25/28	824,860	782,199
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2,
(1 Month US LIBOR + 5.30%), 5.787%, 10/25/28	509,557	516,430
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2,
(1 Month US LIBOR + 5.00%), 5.487%, 7/25/25	47,995	45,589
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2,
(1 Month US LIBOR + 4.30%), 4.787%, 2/25/25	229,731	206,741
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2,
(1 Month US LIBOR + 4.25%), 4.737%, 4/25/29	70,000	71,061
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2,
(1 Month US LIBOR + 4.00%), 4.487%, 5/25/25	96,661	89,992

Global Income Trust 35

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2,
(1 Month US LIBOR + 2.90%), 3.387%, 7/25/24	$1,420,824	$1,221,896
Connecticut Avenue Securities FRB Ser. 18-C05, Class 1M2,
(1 Month US LIBOR + 2.35%), 2.837%, 1/25/31	78,000	69,664
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2ED3,
(1 Month US LIBOR + 1.35%), 1.837%, 9/25/29	387,567	336,769
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1,
(1 Month US LIBOR + 1.25%), 1.737%, 7/25/29	230,000	213,668
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2,
(1 Month US LIBOR + 1.00%), 1.487%, 5/25/30	603,000	563,647
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2,
(1 Month US LIBOR + 2.45%), 2.937%, 7/25/31	75,139	66,968
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2,
(1 Month US LIBOR + 2.30%), 2.787%, 8/25/31	49,482	45,222
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2,
(1 Month US LIBOR + 2.15%), 2.637%, 11/25/39	76,444	63,257
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2,
(1 Month US LIBOR + 2.05%), 2.537%, 1/25/40	1,738,000	1,311,881
GSAA Home Equity Trust Ser. 06-15, Class AF3A, 5.882%, 9/25/36 W	1,129,529	523,229
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR
+ 1.60%), 2.087%, 10/25/28 (Bermuda)	118,549	112,806
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	390,747	361,441
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	752,205	695,790
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2,
3.728%, 2/25/35 W	134,737	135,928
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1,
1.772%, 8/26/47 W	170,000	162,366
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A,
Class A1M, (1 Month US LIBOR + 0.90%), 1.387%, 1/25/48	127,674	123,688
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1,
3.199%, 12/26/59	336,273	315,830
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1,
(1 Month US LIBOR + 0.52%), 1.007%, 3/25/34	192,732	175,617
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10,
(1 Month US LIBOR + 0.90%), 1.387%, 11/25/34	1,120,805	1,108,769
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%),
1.337%, 5/25/47	352,582	246,825
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%),
0.667%, 1/25/37	300,203	222,340
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 4.134%, 9/25/35 W	179,911	163,347
FRB Ser. 05-AR12, Class 1A8, 3.859%, 10/25/35 W	513,763	468,024
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%),
1.447%, 7/25/45	400,935	358,315
FRB Ser. 05-AR1, Class A1B, (1 Month US LIBOR + 0.78%),
1.267%, 1/25/45	222,767	229,450

36 Global Income Trust

	Principal
MORTGAGE-BACKED SECURITIES (23.9%)* cont.	amount	Value
Residential mortgage-backed securities (non-agency) cont.
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C3, (1 Month US LIBOR + 0.49%),
0.977%, 10/25/45	$248,952	$224,470
FRB Ser. 05-AR2, Class 2A1B, (1 Month US LIBOR + 0.37%),
0.857%, 1/25/45	324,235	286,915
Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR5,
Class 1A1, 4.026%, 4/25/36 W	136,806	132,017
		19,588,748
Total mortgage-backed securities (cost $62,302,481)		$56,589,268

	Principal
ASSET-BACKED SECURITIES (2.4%)*	amount	Value
LHOME Mortgage Trust 144A Ser. 19-RTL2, Class A1,
3.844%, 3/25/24	$190,000	$191,591
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR + 0.85%),
1.337%, 11/25/51	800,667	799,666
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%),
1.287%, 6/25/52	309,000	308,228
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 1.15%), 2.135%, 10/22/20	986,000	1,000,691
Station Place Securitization Trust 144A
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 9/24/20	1,091,000	1,091,000
FRB Ser. 19-3, Class A, (1 Month US LIBOR + 0.70%), 1.629%, 6/24/20	996,000	996,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.317%, 3/26/21	536,000	536,000
Toorak Mortgage Corp., Ltd. 144A
Ser. 19-1, Class A1, 4.336%, 3/25/22	490,000	436,100
Ser. 20-1, Class A1, 3.25%, 3/25/23	350,000	351,701
Total asset-backed securities (cost $5,748,665)		$5,710,977

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	contract
Floating rate index/Maturity date	date/strike	amount	Value
Citibank, N.A.
1.629/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	$869,200	$50,909
1.996/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	869,200	46,537
1.316/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	4,485,700	46,427
(1.996)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.996	869,200	1,286
(1.629)/3 month USD-LIBOR-BBA/Jan-26	Jan-21/1.629	869,200	78
(1.316)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.316	4,485,700	4
Goldman Sachs International
2.988/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	372,600	75,992
(2.988)/3 month USD-LIBOR-BBA/Feb-39	Feb-29/2.988	372,600	5,898
(2.983)/3 month USD-LIBOR-BBA/May-52	May-22/2.983	650,200	2,757
JPMorgan Chase Bank N.A.
2.795/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795	1,593,600	298,577
2.7575/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575	1,593,600	293,700
1.101/3 month USD-LIBOR-BBA/Mar-31	Mar-21/1.101	5,614,000	273,739
1.33/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.33	3,476,800	36,541

Global Income Trust 37

PURCHASED SWAP OPTIONS OUTSTANDING (1.6%)* cont.
Counterparty			Notional/
Fixed right % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
JPMorgan Chase Bank N.A. cont.
(1.042)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/1.042		$963,300	$27,387
(2.7575)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.7575		1,593,600	25,800
(2.795)/3 month USD-LIBOR-BBA/Dec-37	Dec-27/2.795		1,593,600	25,051
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-BBA/Apr-72	Apr-47/3.00		1,590,200	796,897
3.00/3 month USD-LIBOR-BBA/Feb-73	Feb-48/3.00		1,590,200	792,842
2.75/3 month USD-LIBOR-BBA/May-73	May-48/2.75		1,590,200	707,384
2.7725/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	143,413
1.613/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	98,449
(1.613)/3 month USD-LIBOR-BBA/Aug-34	Aug-24/1.613		1,059,500	26,318
(2.904)/3 month USD-LIBOR-BBA/May-51	May-21/2.904		278,700	279
(2.7725)/3 month USD-LIBOR-BBA/Feb-31	Feb-21/2.7725		701,800	77
Toronto-Dominion Bank
(1.04)/3 month USD-LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04		84,000	10,470
UBS AG
1.5025/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		4,665,200	57,009
0.153/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	20,227
(0.153)/6 month EUR-EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	698,900	12,607
(1.5025)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/1.5025		$4,665,200	5
Total purchased swap options outstanding (cost $1,502,377)				$3,876,660

PURCHASED OPTIONS	Expiration
OUTSTANDING (0.1%)*	date/strike	Notional		Contract
Counterparty	price	amount		amount	Value
Bank of America N.A.
USD/JPY (Put)	Jun-20/JPY 108.00	$2,376,600		$2,376,600	$34,806
USD/JPY (Put)	Jul-20/JPY 106.00	2,647,090		2,647,090	21,685
Citibank, N.A.
USD/CHF (Put)	Jun-20/CHF 0.91	2,507,300		2,507,300	597
USD/JPY(Put)	Jun-20/JPY 108.00	2,376,600		2,376,600	34,805
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	3,565,666	AUD	5,471,750	29,306
EUR/CHF (Put)	Jun-20/CHF 1.03	4,680,449	EUR	4,271,067	9,291
USD/CHF (Put)	Jun-20/CHF 0.94	2,507,300		$2,507,300	4,300
USD/JPY (Put)	Jun-20/JPY 108.00	2,376,600		2,376,600	34,805
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Jun-20/$104.28	6,000,000		6,000,000	39,546
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Call)	Jun-20/105.41	19,000,000		19,000,000	44,042
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Call)	May-20/106.16	17,000,000		17,000,000	17
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Call)	May-20/106.88	5,000,000		5,000,000	5
Total purchased options outstanding (cost $542,827)					$253,205

38 Global Income Trust

	Principal amount/
SHORT-TERM INVESTMENTS (8.3%)*		shares	Value
Putnam Short Term Investment Fund 0.64% L	Shares	12,084,401	$12,084,401
State Street Institutional U.S. Government Money Market Fund,
Premier Class 0.22% P	Shares	1,565,000	1,565,000
U.S. Treasury Bills 1.593%, 5/14/20 §		$274,000	273,992
U.S. Treasury Bills 1.580%, 6/18/20 §		492,000	491,946
U.S. Treasury Bills 1.568%, 5/21/20 §		502,000	501,976
U.S. Treasury Bills 1.564%, 5/7/20 # ∆ §		388,000	387,996
U.S. Treasury Bills 1.548%, 6/4/20 §		16,000	15,999
U.S. Treasury Bills 1.487%, 6/11/20 ∆ §		476,000	475,948
U.S. Treasury Bills 0.502%, 5/5/20 # ∆		457,000	456,998
U.S. Treasury Bills 0.112%, 7/16/20 # ∆ §		470,000	469,905
U.S. Treasury Bills 0.084%, 7/2/20 # ∆ §		1,040,000	1,039,839
U.S. Treasury Bills 0.015%, 9/3/20 # ∆ §		555,000	554,778
U.S. Treasury Bills 0.005%, 9/10/20 ∆ §		51,000	50,980
U.S. Treasury Cash Management Bills 0.101%, 7/14/20 ∆ §		440,000	439,923
U.S. Treasury Cash Management Bills 0.088%, 7/21/20 ∆ §		819,000	818,484
Total short-term investments (cost $19,626,338)			$19,628,165

TOTAL INVESTMENTS
Total investments (cost $327,949,400)			$328,988,014

Key to holding’s currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
USD/$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations

BKNT	Bank Note
bp	Basis Points
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period.
Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.

Global Income Trust 39

IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2019 through April 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $236,628,562.

† This security is non-income-producing.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $846,901 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,912,602 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $3,144,605 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 8).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $93,086,089 to cover certain derivative contracts and delayed delivery securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

40 Global Income Trust

DIVERSIFICATION BY COUNTRY ⌂

Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):

United States	69.3%	Switzerland	0.9%
Japan	9.5	Mexico	0.8
France	2.8	Australia	0.6
Italy	2.2	Belgium	0.6
United Kingdom	2.1	Brazil	0.6
Canada	2.0	Uruguay	0.5
Spain	1.7	Other	5.1
Supra-Nation	1.3	Total	100.0%

⌂ Methodology differs from that used for purposes of complying with the fund’s policy regarding investments in securities of foreign issuers, as discussed further in the fund’s prospectus.

FORWARD CURRENCY CONTRACTS at 4/30/20 (aggregate face value $111,996,997) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/15/20	$225,054	$220,128	$4,926
	Canadian Dollar	Sell	7/15/20	4,878,053	4,839,827	(38,226)
Chinese Yuan (Offshore)		Sell	5/20/20	14,731	17,187	2,456
	Czech Koruna	Buy	6/17/20	280,266	298,447	(18,181)
	Euro	Sell	6/17/20	1,661,850	1,698,143	36,293
	Hong Kong Dollar	Sell	5/20/20	584,587	583,141	(1,446)
	Japanese Yen	Buy	5/20/20	140,343	140,849	(506)
	Mexican Peso	Sell	7/15/20	479,089	466,619	(12,470)
	New Taiwan Dollar	Buy	5/20/20	626,055	626,607	(552)
	New Taiwan Dollar	Sell	5/20/20	626,055	617,368	(8,687)
	New Zealand Dollar	Buy	7/15/20	280,643	274,380	6,263
	Norwegian Krone	Sell	6/17/20	277,047	260,441	(16,606)
	Russian Ruble	Buy	6/17/20	148,582	165,433	(16,851)
	Swedish Krona	Buy	6/17/20	343,783	298,390	45,393
Barclays Bank PLC
	British Pound	Sell	6/17/20	96,999	115,907	18,908
	Canadian Dollar	Sell	7/15/20	316,519	314,474	(2,045)
	Euro	Buy	6/17/20	184,589	228,959	(44,370)
	Japanese Yen	Buy	5/20/20	3,060,959	3,100,865	(39,906)
	New Zealand Dollar	Buy	7/15/20	456,865	446,724	10,141
	Norwegian Krone	Buy	6/17/20	384,168	318,439	65,729
	Polish Zloty	Sell	6/17/20	394,287	424,623	30,336
	Swedish Krona	Sell	6/17/20	438,555	456,184	17,629
	Swiss Franc	Sell	6/17/20	83,809	86,626	2,817
Citibank, N.A.
	Canadian Dollar	Buy	7/15/20	251,562	249,814	1,748
	Chilean Peso	Buy	7/15/20	125,675	121,431	4,244
	Danish Krone	Sell	6/17/20	365,817	371,659	5,842
	Euro	Sell	6/17/20	1,449,951	1,458,615	8,664
	Japanese Yen	Buy	5/20/20	682,991	666,846	16,145

Global Income Trust 41

FORWARD CURRENCY CONTRACTS at 4/30/20 (aggregate face value $111,996,997) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Citibank, N.A. cont.
	New Zealand Dollar	Sell	7/15/20	$398,124	$389,158	$(8,966)
	Norwegian Krone	Sell	6/17/20	188,740	164,172	(24,568)
	Swedish Krona	Buy	6/17/20	483,316	464,605	18,711
	Swiss Franc	Sell	6/17/20	585,525	581,913	(3,612)
	Thai Baht	Buy	5/20/20	187,916	196,078	(8,162)
Credit Suisse International
	Australian Dollar	Buy	7/15/20	307,372	289,114	18,258
	Australian Dollar	Sell	7/15/20	310,304	285,428	(24,876)
	British Pound	Sell	6/17/20	151,672	162,360	10,688
	Canadian Dollar	Sell	7/15/20	292,232	288,281	(3,951)
	Euro	Buy	6/17/20	157,170	179,774	(22,604)
	New Zealand Dollar	Buy	7/15/20	296,463	289,935	6,528
	Norwegian Krone	Sell	6/17/20	643,965	571,924	(72,041)
	Swedish Krona	Buy	6/17/20	272,463	258,308	14,155
Goldman Sachs International
	Australian Dollar	Buy	7/15/20	181,321	169,307	12,014
	British Pound	Buy	6/17/20	92,968	102,337	(9,369)
	Canadian Dollar	Buy	7/15/20	1,226,052	1,218,481	7,571
	Chinese Yuan (Offshore)	Buy	5/20/20	792,643	795,483	(2,840)
	Euro	Buy	6/17/20	329	11,300	(10,971)
	Hong Kong Dollar	Sell	5/20/20	201,728	201,086	(642)
	Indonesian Rupiah	Buy	5/20/20	173,718	187,145	(13,427)
	Japanese Yen	Sell	5/20/20	5,415,669	5,371,582	(44,087)
	New Taiwan Dollar	Buy	5/20/20	593,185	593,169	16
	New Taiwan Dollar	Sell	5/20/20	593,185	583,985	(9,200)
	New Zealand Dollar	Sell	7/15/20	400,945	391,400	(9,545)
	Norwegian Krone	Buy	6/17/20	1,234,106	1,477,686	(243,580)
	Russian Ruble	Sell	6/17/20	35,769	22,931	(12,838)
	South African Rand	Sell	7/15/20	573,602	561,076	(12,526)
	Swedish Krona	Buy	6/17/20	1,167,428	1,123,581	43,847
	Swiss Franc	Buy	6/17/20	628,052	645,354	(17,302)
HSBC Bank USA, National Association
	Australian Dollar	Sell	7/15/20	93,006	92,579	(427)
	British Pound	Buy	6/17/20	749,915	739,008	10,907
	Canadian Dollar	Buy	7/15/20	207,300	209,350	(2,050)
Chinese Yuan (Offshore)		Buy	5/20/20	887,309	903,703	(16,394)
	Euro	Sell	6/17/20	13,111,856	13,336,566	224,710
	Hong Kong Dollar	Sell	5/20/20	509,633	507,838	(1,795)
	Japanese Yen	Sell	5/20/20	855,897	824,504	(31,393)
	New Zealand Dollar	Buy	7/15/20	196,212	194,982	1,230
	Norwegian Krone	Sell	6/17/20	264,815	209,094	(55,721)
	Swedish Krona	Sell	6/17/20	997,417	1,028,710	31,293
	Swiss Franc	Sell	6/17/20	50,825	51,278	453

42 Global Income Trust

FORWARD CURRENCY CONTRACTS at 4/30/20 (aggregate face value $111,996,997) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/15/20	$205,566	$201,854	$(3,712)
	British Pound	Sell	6/17/20	2,829,473	2,957,552	128,079
	Canadian Dollar	Sell	7/15/20	449,737	445,073	(4,664)
	Euro	Buy	6/17/20	11,829,384	12,110,478	(281,094)
	Japanese Yen	Sell	5/20/20	3,441,492	3,406,240	(35,252)
	New Zealand Dollar	Buy	7/15/20	42,308	41,379	929
	Norwegian Krone	Sell	6/17/20	360,239	185,601	(174,638)
	Singapore Dollar	Buy	5/20/20	81,130	62,320	18,810
	South Korean Won	Buy	5/20/20	572,379	591,447	(19,068)
	Swedish Krona	Sell	6/17/20	1,492,456	1,575,156	82,700
	Swiss Franc	Sell	6/17/20	1,080,187	1,073,999	(6,188)
NatWest Markets PLC
	British Pound	Sell	6/17/20	401,980	391,432	(10,548)
	Canadian Dollar	Buy	7/15/20	262,125	260,562	1,563
	Euro	Buy	6/17/20	959,797	994,103	(34,306)
	New Zealand Dollar	Buy	7/15/20	201,300	198,471	2,829
	Norwegian Krone	Sell	6/17/20	531,933	493,838	(38,095)
	Swedish Krona	Buy	6/17/20	289,137	271,310	17,827
State Street Bank and Trust Co.
	Australian Dollar	Sell	7/15/20	1,596,429	1,498,751	(97,678)
	British Pound	Sell	6/17/20	636,539	637,606	1,067
	Canadian Dollar	Sell	7/15/20	1,250,411	1,235,379	(15,032)
	Euro	Sell	6/17/20	2,616,712	2,615,631	(1,081)
	Hong Kong Dollar	Sell	5/20/20	1,169,175	1,166,137	(3,038)
	Hungarian Forint	Buy	6/17/20	128,630	137,880	(9,250)
	Israeli Shekel	Buy	7/15/20	78,864	75,725	3,139
	Japanese Yen	Buy	5/20/20	870,544	875,138	(4,594)
	New Zealand Dollar	Buy	7/15/20	565,149	553,632	11,517
	Norwegian Krone	Buy	6/17/20	1,035,172	1,147,788	(112,616)
	Swedish Krona	Buy	6/17/20	917,709	800,225	117,484
	Swiss Franc	Sell	6/17/20	81,009	80,177	(832)
Toronto-Dominion Bank
	Australian Dollar	Buy	7/15/20	305,090	286,104	18,986
	British Pound	Buy	6/17/20	222,720	207,988	14,732
	Canadian Dollar	Sell	7/15/20	140,619	138,895	(1,724)
	Euro	Sell	6/17/20	161,666	152,224	(9,442)
	Hong Kong Dollar	Sell	5/20/20	292,300	291,491	(809)
	New Zealand Dollar	Buy	7/15/20	146,300	143,069	3,231
	Norwegian Krone	Sell	6/17/20	152,744	141,137	(11,607)
	Swedish Krona	Buy	6/17/20	282,953	249,598	33,355
UBS AG
	Australian Dollar	Sell	7/15/20	611,615	579,124	(32,491)
	British Pound	Sell	6/17/20	3,193,534	3,270,743	77,209
	Canadian Dollar	Buy	7/15/20	781,776	779,422	2,354

Global Income Trust 43

FORWARD CURRENCY CONTRACTS at 4/30/20 (aggregate face value $111,996,997) (Unaudited) cont.
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
UBS AG cont.
	Euro	Buy	6/17/20	$3,690,575	$3,769,266	$(78,691)
	Hong Kong Dollar	Sell	5/20/20	584,600	583,150	(1,450)
	Japanese Yen	Sell	5/20/20	8,134,553	8,024,860	(109,693)
	New Zealand Dollar	Buy	7/15/20	1,119,752	1,098,690	21,062
	Swedish Krona	Sell	6/17/20	192,426	204,032	11,606
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/20	453,887	426,148	27,739
	British Pound	Sell	6/17/20	1,133	2,282	1,149
	Canadian Dollar	Buy	7/15/20	446,360	446,213	147
	Euro	Buy	6/17/20	254,564	267,565	(13,001)
	Japanese Yen	Sell	5/20/20	188,580	182,444	(6,136)
	New Zealand Dollar	Buy	7/15/20	129,070	124,977	4,093
Unrealized appreciation						1,279,522
Unrealized (depreciation)						(1,979,463)
Total						$(699,941)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
					Unrealized
	Number of	Notional		Expiration	appreciation/
	contracts	amount	Value	date	(depreciation)
Canadian Government Bond
10 yr (Long)	5	$536,621	$536,621	Jun-20	$30,913
Euro-Bobl 5 yr (Long)	7	1,042,866	1,042,865	Jun-20	(1,088)
Euro-Bund 10 yr (Long)	15	2,867,237	2,867,236	Jun-20	(3,482)
Euro-Buxl 30 yr (Long)	5	1,201,052	1,201,051	Jun-20	7,771
Euro-Schatz 2 yr (Short)	7	861,409	861,409	Jun-20	868
Japanese Government Bond
10 yr (Long)	3	4,271,258	4,271,258	Jun-20	(67,943)
Japanese Government Bond
10 yr (Short)	10	14,237,525	14,237,525	Jun-20	226,395
U.K. Gilt 10 yr (Long)	9	1,560,898	1,560,898	Jun-20	40,901
U.S. Treasury Bond 30 yr (Long)	17	3,077,531	3,077,531	Jun-20	245,931
U.S. Treasury Bond Ultra 30 yr (Long)	10	2,247,813	2,247,813	Jun-20	219,353
U.S. Treasury Note 2 yr (Short)	201	44,306,367	44,306,367	Jun-20	(10,367)
U.S. Treasury Note 5 yr (Long)	28	3,513,563	3,513,563	Jun-20	109,093
U.S. Treasury Note 10 yr (Long)	40	5,562,500	5,562,500	Jun-20	241,785
U.S. Treasury Note Ultra 10 yr (Long)	16	2,512,500	2,512,500	Jun-20	147,964
Unrealized appreciation					1,270,974
Unrealized (depreciation)					(82,880)
Total					$1,188,094

44 Global Income Trust

WRITTEN SWAP OPTIONS OUTSTANDING at 4/30/20 (premiums $1,941,406) (Unaudited)
Counterparty			Notional/
Fixed Obligation % to receive or (pay)/	Expiration		contract
Floating rate index/Maturity date	date/strike		amount	Value
Citibank, N.A.
1.805/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		$869,200	$817
1.865/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	16,836
(1.865)/3 month USD-LIBOR-BBA/Oct-39	Oct-29/1.865		448,600	54,213
(1.805)/3 month USD-LIBOR-BBA/Jan-31	Jan-21/1.805		869,200	96,464
Goldman Sachs International
2.823/3 month USD-LIBOR-BBA/May-27	May-22/2.823		2,601,000	936
1.722/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	8,108
(1.722)/3 month GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	242,000	43,580
JPMorgan Chase Bank N.A.
1.333/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		$504,100	257
(1.333)/3 month USD-LIBOR-BBA/Jan-24	Jan-23/1.333		504,100	4,854
1.667/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	7,566
(0.442)/3 month USD-LIBOR-BBA/Sep-50	Sep-20/0.442		$963,300	15,557
(0.83)/3 month USD-LIBOR-BBA/Oct-21	Oct-20/0.83		3,476,800	19,192
1.07/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	46,730
0.968/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	53,220
(1.07)/3 month USD-LIBOR-BBA/Mar-32	Mar-27/1.07		1,657,100	55,496
(0.968)/3 month USD-LIBOR-BBA/Mar-35	Mar-25/0.968		1,046,200	57,499
(1.667)/6 month EUR-EURIBOR-Reuters/Feb-36	Feb-26/1.667	EUR	532,300	97,829
(0.7785)/3 month USD-LIBOR-BBA/Mar-31	Mar-21/0.7785		$11,228,100	304,169
Morgan Stanley & Co. International PLC
2.664/3 month USD-LIBOR-BBA/May-26	May-21/2.664		1,114,700	22
3.01/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	1,759
2.97/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	1,807
1.512/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	14,579
(2.97)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/2.97		191,400	38,672
(3.01)/3 month USD-LIBOR-BBA/Feb-36	Feb-26/3.01		191,400	39,327
(1.512)/3 month USD-LIBOR-BBA/Aug-32	Aug-22/1.512		1,059,500	88,108
(2.75)/3 month USD-LIBOR-BBA/May-49	May-25/2.75		1,590,200	666,485
(3.00)/3 month USD-LIBOR-BBA/Jan-49	Jan-24/3.00		1,590,200	779,882
(3.00)/3 month USD-LIBOR-BBA/Apr-48	Apr-23/3.00		1,590,200	784,939
Toronto-Dominion Bank
1.05/3 month USD-LIBOR-BBA/Mar-27	Mar-25/1.05		1,108,000	8,354
(1.17)/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		145,700	27,266
1.17/3 month USD-LIBOR-BBA/Mar-55	Mar-25/1.17		291,400	32,025
UBS AG
1.9875/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		520,300	13,408
0.385/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	349,400	13,455
(0.385)/6 month EUR-EURIBOR-Reuters/Sep-34	Sep-24/0.385	EUR	349,400	23,869
(1.9875)/3 month USD-LIBOR-BBA/Oct-36	Oct-26/1.9875		$520,300	64,212
Total				$3,481,492

Global Income Trust 45

WRITTEN OPTIONS OUTSTANDING at 4/30/20 (premiums $354,468) (Unaudited)
	Expiration	Notional		Contract
Counterparty	date/strike price	amount		amount	Value
Bank of America N.A.
USD/JPY (Put)	Jul-20/JPY 102.00	$2,647,090		$2,647,090	$6,981
USD/JPY (Put)	Jun-20/JPY 105.00	2,376,600		2,376,600	13,285
Citibank, N.A.
USD/JPY (Put)	Jun-20/JPY 105.00	2,376,600		2,376,600	13,285
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.59	891,408	AUD	1,367,925	3,097
EUR/CHF (Put)	Jun-20/CHF 1.00	4,680,449	EUR	4,271,067	3,122
USD/JPY (Put)	Jun-20/JPY 105.00	2,376,600		$2,376,600	13,285
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Jun-20/$103.63	6,000,000		6,000,000	21,540
Uniform Mortgage-Backed
Securities 30 yr 2.50% TBA
commitments (Put)	Jun-20/102.97	6,000,000		6,000,000	10,770
Uniform Mortgage-Backed
Securities 30 yr 3.00% TBA
commitments (Put)	Jun-20/105.41	19,000,000		19,000,000	33,649
Uniform Mortgage-Backed
Securities 30 yr 3.50% TBA
commitments (Put)	May-20/106.16	17,000,000		17,000,000	82,331
Uniform Mortgage-Backed
Securities 30 yr 4.00% TBA
commitments (Put)	May-20/106.88	5,000,000		5,000,000	17,965
Total					$219,310

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
1.304/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	$(40,969)	$85,528
2.2275/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		$2,989,900	(27,582)	82,073
1.053/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	41,449
1.275/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		$1,070,200	(139,394)	41,171
(0.925)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		564,100	(40,390)	1,664
(0.85)/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	1,442
0.003/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	14,130,600	(1,113)	50
(0.003)/6 month JPY-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/0.003	JPY	14,130,600	(1,113)	(67)

46 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
0.925/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.925		$564,100	$(40,390)	$(293)
0.85/3 month USD-LIBOR-BBA/
Mar-40 (Purchased)	Mar-30/0.85		287,300	(20,973)	(1,537)
(2.3075)/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		802,700	(18,160)	(8,468)
(1.053)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	133,700	(30,493)	(10,448)
(1.304)/6 month EUR-EURIBOR-
Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	252,800	(20,484)	(13,874)
(1.275)/3 month USD-LIBOR-BBA/
Mar-50 (Purchased)	Mar-30/1.275		$1,070,200	(139,394)	(26,830)
(2.2275)/3 month USD-LIBOR-BBA/
May-24 (Purchased)	May-22/2.2275		2,989,900	(27,582)	(27,178)
2.3075/3 month USD-LIBOR-BBA/
Jun-52 (Purchased)	Jun-22/2.3075		802,700	(377,410)	(48,788)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	67,662
(1.11125)/6 month JPY-LIBOR-BBA/
Aug-43 (Purchased)	Aug-23/1.11125	JPY	54,505,300	(27,570)	(26,431)
Citibank, N.A.
1.765/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.765		$2,803,100	(37,562)	152,180
2.689/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	111,238
(1.765)/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.765		2,803,100	(37,562)	(37,562)
(2.689)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.689		377,000	(48,539)	(41,779)
1.245/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	16,806
(1.245)/3 month USD-LIBOR-BBA/
Aug-24 (Written)	Aug-22/1.245		2,092,900	19,150	(17,057)
Goldman Sachs International
1.755/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.755		2,803,100	(37,702)	150,611
1.727/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		609,000	(55,845)	119,906
2.8175/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	90,063
(1.755)/3 month USD-LIBOR-BBA/
Jun-25 (Purchased)	Jun-20/1.755		2,803,100	(37,702)	(37,702)
(2.8175)/3 month USD-LIBOR-BBA/
Mar-47 (Purchased)	Mar-27/2.8175		371,900	(46,952)	(37,800)
(2.13)/3 month USD-LIBOR-BBA/
Dec-30 (Purchased)	Dec-20/2.13		2,911,300	(41,122)	(40,467)

Global Income Trust 47

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
Goldman Sachs International cont.
(1.727)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/1.727		$609,000	$(91,046)	$(53,336)
0.555/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	470,100	35,495	6,615
0.445/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.445	EUR	235,000	18,394	2,382
(0.445)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.445	EUR	235,000	18,394	(3,363)
(0.555)/6 month EUR-EURIBOR-
Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	470,100	35,495	(10,947)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		$6,153,900	(874,038)	1,010,717
2.8325/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		1,859,600	(259,647)	758,122
1.921/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	256,130
2.902/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		$377,000	(58,284)	118,450
2.50/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		628,600	(36,333)	69,511
2.032/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	44,626
1.692/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	1,456
1.445/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(359)
(1.445)/6 month AUD-BBR-BBSW/
Mar-40 (Purchased)	Mar-30/1.445	AUD	261,200	(9,791)	(1,098)
(1.692)/6 month AUD-BBR-BBSW/
Jan-35 (Purchased)	Jan-25/1.692	AUD	163,800	(5,110)	(1,284)
0.794/3 month USD-LIBOR-BBA/
Jul-50 (Purchased)	Jul-20/0.794		$1,625,000	(71,429)	(7,183)
(3.162)/3 month USD-LIBOR-BBA/
Nov-33 (Purchased)	Nov-20/3.162		6,153,900	(7,508)	(7,446)
(2.032)/3 month USD-LIBOR-BBA/
Jan-55 (Purchased)	Jan-25/2.032		187,600	(21,668)	(13,374)
(2.902)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.902		377,000	(40,452)	(35,136)
(2.50)/3 month USD-LIBOR-BBA/
Nov-39 (Purchased)	Nov-29/2.50		628,600	(65,374)	(47,811)
(1.921)/6 month EUR-EURIBOR-
Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	759,100	(97,077)	(76,340)
(2.8325)/3 month USD-LIBOR-BBA/
Feb-52 (Purchased)	Feb-22/2.8325		$1,859,600	(259,647)	(251,901)
3.229/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		6,153,900	67,508	50,216

48 Global Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.975/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		$6,153,900	$615	$615
0.794/3 month USD-LIBOR-BBA/
Jul-50 (Written)	Jul-20/0.794		1,625,000	71,429	(5,541)
(2.975)/3 month USD-LIBOR-BBA/
Nov-23 (Written)	Nov-20/2.975		6,153,900	237,417	(251,879)
(3.229)/3 month USD-LIBOR-BBA/
Nov-33 (Written)	Nov-23/3.229		6,153,900	698,468	(720,683)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	398,507
2.505/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		377,000	(40,565)	104,844
1.5775/3 month USD-LIBOR-BBA/
Sep-22 (Purchased)	Sep-20/1.5775		2,157,800	(11,889)	43,803
2.764/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		701,800	(136,979)	6,028
(2.764)/3 month USD-LIBOR-BBA/
Feb-31 (Purchased)	Feb-21/2.764		701,800	(1,150)	(1,088)
(1.5775)/3 month USD-LIBOR-BBA/
Sep-22 (Purchased)	Sep-20/1.5775		2,157,800	(11,889)	(11,803)
(2.505)/3 month USD-LIBOR-BBA/
Nov-49 (Purchased)	Nov-24/2.505		377,000	(57,756)	(49,428)
(3.27)/3 month USD-LIBOR-BBA/
Oct-53 (Purchased)	Oct-23/3.27		734,900	(83,852)	(78,627)
2.39/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		972,300	51,192	41,342
(2.39)/3 month USD-LIBOR-BBA/
Jun-34 (Written)	Jun-24/2.39		972,300	51,192	(98,523)
UBS AG
1.6125/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(29,062)	69,365
1.175/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	12,387
0.8925/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	5,805
0.762/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	857
(0.902)/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$860,100	(48,123)	(1,247)
(0.983)/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	(2,007)
0.983/3 month USD-LIBOR-BBA/
Apr-32 (Purchased)	Apr-30/0.983		2,866,900	(45,440)	(2,236)
(0.762)/3 month GBP-LIBOR-BBA/
Aug-39 (Purchased)	Aug-29/0.762	GBP	100,200	(9,241)	(2,337)

Global Income Trust 49

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
Counterparty
Fixed right or obligation % to receive			Notional/	Premium	Unrealized
or (pay)/Floating rate index/	Expiration		contract	receivable/	appreciation/
Maturity date	date/strike		amount	(payable)	(depreciation)
UBS AG cont.
0.902/3 month USD-LIBOR-BBA/
Apr-35 (Purchased)	Apr-25/0.902		$860,100	$(48,123)	$(3,251)
(0.87)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(3,512)
0.87/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-27/0.87		7,167,200	(48,343)	(5,232)
(1.175)/3 month GBP-LIBOR-BBA/
Jan-40 (Purchased)	Jan-30/1.175	GBP	234,000	(21,272)	(7,294)
(0.8925)/3 month USD-LIBOR-BBA/
Apr-28 (Purchased)	Apr-23/0.8925		$2,150,100	(45,582)	(14,126)
(1.6125)/3 month USD-LIBOR-BBA/
Aug-34 (Purchased)	Aug-24/1.6125		1,059,500	(77,476)	(51,100)
1.30/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		2,251,500	66,883	62,862
1.01/6 month EUR-EURIBOR-Reuters/
Jan-40 (Written)	Jan-30/1.01	EUR	280,800	19,786	7,542
0.43/6 month EUR-EURIBOR-Reuters/
Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	1,311
(0.43)/6 month EUR-EURIBOR-
Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	93,200	7,472	(679)
(1.01)/6 month EUR-EURIBOR-
Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	280,800	19,786	(17,540)
(1.30)/3 month USD-LIBOR-BBA/
Aug-26 (Written)	Aug-21/1.30		$2,251,500	17,999	(73,245)
Unrealized appreciation					4,035,336
Unrealized (depreciation)					(2,287,237)
Total					$1,748,099

TBA SALE COMMITMENTS OUTSTANDING at 4/30/20 (proceeds receivable $38,870,039) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value
Uniform Mortgage-Backed Securities, 4.50%, 5/1/50	$2,000,000	5/13/20	$2,156,094
Uniform Mortgage-Backed Securities, 4.00%, 5/1/50	5,000,000	5/13/20	5,325,000
Uniform Mortgage-Backed Securities, 3.50%, 5/1/50	8,000,000	5/13/20	8,452,500
Uniform Mortgage-Backed Securities, 2.50%, 5/1/50	22,000,000	5/13/20	22,916,093
Total			$38,849,687

50 Global Income Trust

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
			Upfront
			premium	Termina-			Unrealized
Swap counterparty/			received	tion	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
Goldman Sachs International
KRW	6,086,000,000	$60,688	$—	12/9/21	3 month KRW-	1.67% — Quarterly	$62,635
					CD-KSDA-
					BLOOMBERG —
					Quarterly
JPMorgan Chase Bank N.A.
THB	42,200,000	27,899	—	11/16/21	6 month THB-	2.07% —	32,606
					SIBOR-THFX6M —	Semiannually
					Semiannually
Upfront premium received			—		Unrealized appreciation		95,241
Upfront premium (paid)			—		Unrealized (depreciation)		—
Total			$—		Total		$95,241

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$949,000	$627,390	$(32)	11/8/48	3 month USD-	3.312% —	$638,759
				LIBOR-BBA —	Semiannually
				Quarterly
6,153,900	1,301,347	(87)	1/3/29	3.065% —	3 month USD-	(1,356,377)
				Semiannually	LIBOR-BBA —
					Quarterly
3,396,900	735,816	(48)	3/4/29	3 month USD-	3.073% —	745,434
				LIBOR-BBA —	Semiannually
				Quarterly
4,923,100	1,150,583	(108,681)	12/3/29	3 month USD-	3.096% —	1,092,761
				LIBOR-BBA —	Semiannually
				Quarterly
119,400	5,260 E	(1)	2/2/24	3 month USD-	2.5725% —	5,259
				LIBOR-BBA —	Semiannually
				Quarterly
308,900	13,333 E	(2)	2/2/24	2.528% —	3 month USD-	(13,335)
				Semiannually	LIBOR-BBA —
					Quarterly
886,200	160,651	(12)	2/13/29	2.6785% —	3 month USD-	(162,528)
				Semiannually	LIBOR-BBA —
					Quarterly
510,400	103,176	10,393	2/20/30	2.7225% —	3 month USD-	(93,818)
				Semiannually	LIBOR-BBA —
					Quarterly
510,400	103,009	10,425	3/2/30	2.715% —	3 month USD-	(93,511)
				Semiannually	LIBOR-BBA —
					Quarterly
646,700	43,001 E	(131)	12/2/23	3 month USD-	2.536% —	42,870
				LIBOR-BBA —	Semiannually
				Quarterly

Global Income Trust 51

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$223,600	$9,839 E	$(38)	2/2/24	3 month USD-	2.57% —	$9,801
				LIBOR-BBA —	Semiannually
				Quarterly
819,551	172,831	(12)	3/5/30	3 month USD-	2.806% —	174,691
				LIBOR-BBA —	Semiannually
				Quarterly
651,900	128,113	(9)	3/16/30	2.647% —	3 month USD-	(129,663)
				Semiannually	LIBOR-BBA —
					Quarterly
558,800	279,108 E	(19)	3/28/52	2.67% —	3 month USD-	(279,127)
				Semiannually	LIBOR-BBA —
					Quarterly
402,800	15,614 E	(2)	2/2/24	3 month USD-	2.3075% —	15,612
				LIBOR-BBA —	Semiannually
				Quarterly
591,300	23,039 E	(3)	2/9/24	3 month USD-	2.32% —	23,036
				LIBOR-BBA —	Semiannually
				Quarterly
700,100	364,952 E	(24)	11/29/53	2.793% —	3 month USD-	(364,976)
				Semiannually	LIBOR-BBA —
					Quarterly
364,600	53,591 E	(8)	11/20/39	3 month USD-	2.55% —	53,583
				LIBOR-BBA —	Semiannually
				Quarterly
2,042,000	304,756 E	(29)	12/7/30	2.184% —	3 month USD-	(304,785)
				Semiannually	LIBOR-BBA —
					Quarterly
1,049,700	72,935 E	(12)	6/5/29	3 month USD-	2.2225% —	72,923
				LIBOR-BBA —	Semiannually
				Quarterly
87,800	34,971 E	(3)	6/22/52	2.3075% —	3 month USD-	(34,974)
				Semiannually	LIBOR-BBA —
					Quarterly
2,307,800	324,101 E	(33)	6/22/30	2.0625% —	3 month USD-	(324,133)
				Semiannually	LIBOR-BBA —
					Quarterly
324,800	42,483 E	(5)	7/6/30	1.9665% —	3 month USD-	(42,487)
				Semiannually	LIBOR-BBA —
					Quarterly
627,900	239,993 E	(21)	7/5/52	2.25% —	3 month USD-	(240,014)
				Semiannually	LIBOR-BBA —
					Quarterly
1,157,600	447,933 E	(39)	7/22/52	2.2685% —	3 month USD-	(447,973)
				Semiannually	LIBOR-BBA —
					Quarterly
570,700	165,968 E	(19)	8/8/52	1.9185% —	3 month USD-	(165,988)
				Semiannually	LIBOR-BBA —
					Quarterly

52 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$2,964,500	$136,524	$(28)	9/18/24	1.43125% —	3 month USD-	$(138,398)
				Semiannually	LIBOR-BBA —
					Quarterly
2,964,500	135,712	(28)	9/18/24	1.425% —	3 month USD-	(137,563)
				Semiannually	LIBOR-BBA —
					Quarterly
1,521,500	319,816 E	(52)	9/12/52	1.626% —	3 month USD-	(319,868)
				Semiannually	LIBOR-BBA —
					Quarterly
2,803,100	135,807	(23)	9/30/24	1.50% —	3 month USD-	(136,026)
				Semiannually	LIBOR-BBA —
					Quarterly
2,803,100	139,255	(23)	10/1/24	1.53% —	3 month USD-	(139,504)
				Semiannually	LIBOR-BBA —
					Quarterly
2,492,000	144,631	(20)	12/13/24	1.6445% —	3 month USD-	(157,740)
				Semiannually	LIBOR-BBA —
					Quarterly
2,492,000	143,205	(20)	12/17/24	1.632% —	3 month USD-	(155,737)
				Semiannually	LIBOR-BBA —
					Quarterly
2,111,900	121,253	7,176	3/18/25	3 month USD-	1.58% —	130,119
				LIBOR-BBA —	Semiannually
				Quarterly
1,087,300	116,220	32,604	3/18/30	1.73% —	3 month USD-	(84,682)
				Semiannually	LIBOR-BBA —
					Quarterly
2,492,000	148,802	(20)	12/18/24	1.6815% —	3 month USD-	(161,594)
				Semiannually	LIBOR-BBA —
					Quarterly
873,400	103,990 E	(12)	12/21/30	3 month USD-	1.88% —	103,977
				LIBOR-BBA —	Semiannually
				Quarterly
5,458,700	558,894	(11,718)	1/28/30	3 month USD-	1.698% —	570,718
				LIBOR-BBA —	Semiannually
				Quarterly
20,600	6,398 E	(1)	1/16/55	2.032% —	3 month USD-	(6,399)
				Semiannually	LIBOR-BBA —
					Quarterly
2,208,000	239,897	(735)	1/16/30	1.771% —	3 month USD-	(250,955)
				Semiannually	LIBOR-BBA —
					Quarterly
4,066,000	438,311	(54)	1/31/30	1.7505% —	3 month USD-	(456,073)
				Semiannually	LIBOR-BBA —
					Quarterly
3,194,700	343,616	(42)	1/31/30	1.748% —	3 month USD-	(357,551)
				Semiannually	LIBOR-BBA —
					Quarterly

Global Income Trust 53

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
		Upfront
		premium				Unrealized
		received	Termination	Payments	Payments	appreciation/
Notional amount	Value	(paid)	date	made by fund	received by fund	(depreciation)
$7,260,700	$739,009	$(11,713)	1/31/30	3 month USD-	1.688% —	$757,782
				LIBOR-BBA —	Semiannually
				Quarterly
36,500	10,791 E	(1)	1/24/55	3 month USD-	1.977% —	10,789
				LIBOR-BBA —	Semiannually
				Quarterly
4,003,400	326,750	(27,176)	2/18/30	1.4765% —	3 month USD-	(352,178)
				Semiannually	LIBOR-BBA —
					Quarterly
451,100	51,575 E	(15)	3/4/52	1.265% —	3 month USD-	(51,591)
				Semiannually	LIBOR-BBA —
					Quarterly
748,500	30,763 E	(11)	3/4/31	3 month USD-	1.101% —	30,753
				LIBOR-BBA —	Semiannually
				Quarterly
4,211,100	16,962 E	(16)	9/8/21	0.68% —	3 month USD-	(16,978)
				Semiannually	LIBOR-BBA —
					Quarterly
9,115,500	26,462 E	(34)	10/15/21	0.571% —	3 month USD-	(26,497)
				Semiannually	LIBOR-BBA —
					Quarterly
1,863,500	115,576 E	(64)	1/27/47	3 month USD-	1.27% —	115,513
				LIBOR-BBA —	Semiannually
				Quarterly
157,400	10,042 E	(5)	3/7/50	1.275% —	3 month USD-	(10,047)
				Semiannually	LIBOR-BBA —
					Quarterly
445,500	2,908 E	(15)	3/10/52	0.8725% —	3 month USD-	(2,923)
				Semiannually	LIBOR-BBA —
					Quarterly
389,400	14,081 E	(13)	3/11/52	0.717% —	3 month USD-	14,068
				Semiannually	LIBOR-BBA —
					Quarterly
1,501,000	22,378 E	(22,723)	6/17/25	3 month USD-	0.70% —	(345)
				LIBOR-BBA —	Semiannually
				Quarterly
1,404,000	22,380 E	(2,138)	6/17/30	0.80% —	3 month USD-	(24,518)
				Semiannually	LIBOR-BBA —
					Quarterly
985,400	26,527 E	(14)	3/17/32	3 month USD-	1.03% —	26,513
				LIBOR-BBA —	Semiannually
				Quarterly
6,696,000	15,769 E	(8,490)	6/17/22	3 month USD-	0.40% —	7,279
				LIBOR-BBA —	Semiannually
				Quarterly
45,729,000	567,817 E	410,485	6/17/25	0.65% —	3 month USD-	(157,332)
				Semiannually	LIBOR-BBA —
					Quarterly

54 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
	$4,131,000	$94,513 E	$(31,101)	6/17/50	3 month USD-	0.90% —	$63,412
					LIBOR-BBA —	Semiannually
					Quarterly
	15,762,000	328,953 E	219,620	6/17/30	0.85% —	3 month USD-	(109,333)
					Semiannually	LIBOR-BBA —
						Quarterly
	298,300	1,979 E	(4)	3/24/32	3 month USD-	1.07% —	1,975
					LIBOR-BBA —	Semiannually
					Quarterly
	493,000	12,124	8,473	4/22/30	0.895% —	3 month USD-	(3,627)
					Semiannually	LIBOR-BBA —
						Quarterly
	1,220,000	9,886	12,184	4/22/30	0.7275% —	3 month USD-	2,411
					Semiannually	LIBOR-BBA —
						Quarterly
	170,000	871 E	(3)	3/24/35	3 month USD-	0.968% —	869
					LIBOR-BBA —	Semiannually
					Quarterly
	528,100	2,407	(7)	4/22/30	3 month USD-	0.6915% —	2,346
					LIBOR-BBA —	Semiannually
					Quarterly
	649,500	1,930 E	(9)	4/25/32	0.7925% —	3 month USD-	(1,939)
					Semiannually	LIBOR-BBA —
						Quarterly
	21,489,000	17,621	(81)	4/28/22	0.383% —	3 month USD-	(16,799)
					Semiannually	LIBOR-BBA —
						Quarterly
	1,926,400	21,019	(5,156)	4/28/50	0.78% —	3 month USD-	15,881
					Semiannually	LIBOR-BBA —
						Quarterly
AUD	960,000	14,706	(1,638)	12/18/24	6 month AUD-	1.001% —	12,997
					BBR-BBSW —	Semiannually
					Semiannually
AUD	160,000	3,817	(948)	12/18/29	6 month AUD-	1.301% —	2,975
					BBR-BBSW —	Semiannually
					Semiannually
AUD	6,307,000	37,388	(16)	10/30/21	0.80% —	3 month AUD-	(37,394)
					Quarterly	BBR-BBSW —
						Quarterly
AUD	1,308,000	32,705	(12)	10/30/29	6 month AUD-	1.305% —	32,700
					BBR-BBSW —	Semiannually
					Semiannually
AUD	6,324,000	38,107	(16)	10/30/21	0.81% —	3 month AUD-	(38,114)
					Quarterly	BBR-BBSW —
						Quarterly
AUD	1,308,000	34,289	(12)	10/30/29	6 month AUD-	1.325% —	34,284
					BBR-BBSW —	Semiannually
					Semiannually

Global Income Trust 55

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
AUD	9,400	$147 E	$—	1/30/35	1.692% —	6 month AUD-	$(147)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	32,200	62 E	—	3/5/35	1.47% —	6 month AUD-	(62)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	1,581,000	25,807 E	(1,001)	6/17/30	6 month AUD-	1.20% —	24,806
					BBR-BBSW —	Semiannually
					Semiannually
AUD	2,100,000	25,536 E	20,164	6/17/25	0.90% —	6 month AUD-	(5,371)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	12,000	28 E	—	3/25/35	1.4025% —	6 month AUD-	28
					Semiannually	BBR-BBSW —
						Semiannually
AUD	20,900	38 E	—	3/28/40	1.445% —	6 month AUD-	(38)
					Semiannually	BBR-BBSW —
						Semiannually
AUD	76,000	1,053 E	(1)	4/1/40	1.1685% —	6 month AUD-	1,052
					Semiannually	BBR-BBSW —
						Semiannually
AUD	5,629,000	11,397 E	(41)	4/29/30	6 month AUD-	1.4275% —	11,356
					BBR-BBSW —	Semiannually
					Semiannually
CAD	11,634,000	106,640	(33)	8/15/21	3 month CAD-	1.61% —	100,666
					BA-CDOR —	Semiannually
					Semiannually
CAD	3,938,500	108,177	(28)	9/18/24	3 month CAD-	1.638% —	108,780
					BA-CDOR —	Semiannually
					Semiannually
CAD	3,938,500	107,192	(28)	9/18/24	3 month CAD-	1.63% —	107,768
					BA-CDOR —	Semiannually
					Semiannually
CAD	780,000	26,529	(1,192)	12/18/24	3 month CAD-	1.801% —	25,248
					BA-CDOR —	Semiannually
					Semiannually
CAD	1,030,000	59,060	(3,416)	12/18/29	3 month CAD-	1.851% —	55,667
					BA-CDOR —	Semiannually
					Semiannually
CAD	1,060,000	111,194	(16,076)	12/18/49	3 month CAD-	2.001% —	95,576
					BA-CDOR —	Semiannually
					Semiannually
CAD	5,802,000	74,320	(16)	2/24/22	3 month CAD-	1.621% —	71,849
					BA-CDOR —	Semiannually
					Semiannually
CAD	1,222,000	49,858	(12)	2/24/30	1.60% —	3 month CAD-	(51,004)
					Semiannually	BA-CDOR —
						Semiannually

56 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
CAD	1,123,000	$61,300	$(28)	3/11/50	3 month CAD-	1.134% —	$(61,064)
					BA-CDOR —	Semiannually
					Semiannually
CAD	626,000	637 E	(1,318)	6/17/30	3 month CAD-	1.00% —	(1,955)
					BA-CDOR —	Semiannually
					Semiannually
CAD	2,984,000	13,178 E	1,893	6/17/25	3 month CAD-	0.90% —	15,071
					BA-CDOR —	Semiannually
					Semiannually
CHF	1,721,000	16,039	(14)	8/9/24	0.8475% plus	—	(24,362)
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	836,000	4,311	(7)	9/13/24	0.765% plus	—	(7,521)
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	3,000	— E	3	6/17/25	0.60% plus	—	3
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CHF	1,167,000	5,436 E	(3,501)	6/17/30	0.30% plus	—	1,935
					6 month CHF-
					LIBOR-BBA —
					Semiannually
CZK	44,703,000	176,063	(26)	3/19/29	1.948% —	6 month CZK-	(176,340)
					Annually	PRIBOR —
						Semiannually
CZK	42,695,000	40,485	(15)	8/9/24	6 month CZK-	1.28% —	48,847
					PRIBOR —	Annually
					Semiannually
EUR	60,400	33,976 E	(2)	11/29/58	1.484% —	6 month EUR-	(33,979)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	82,300	39,464	(3)	2/19/50	6 month	1.354% —	39,768
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	91,000	41,099	(3)	3/11/50	1.267% —	6 month EUR-	(41,336)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	91,800	39,760	(4)	3/12/50	1.2115% —	6 month EUR-	(39,990)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	260,300	104,127	(10)	3/26/50	1.113% —	6 month EUR-	(104,531)
					Annually	EURIBOR-
						REUTERS —
						Semiannually

Global Income Trust 57

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	420,000	$215,768 E	$(16)	11/29/58	6 month	1.343% —	$215,752
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	283,000	106,786	(11)	2/19/50	1.051% —	6 month EUR-	(107,667)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	87,500	34,056 E	(3)	6/7/54	1.054% —	6 month EUR-	(34,060)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	79,600	26,076	(3)	2/19/50	0.9035% —	6 month EUR-	(26,299)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	211,200	61,819	(9)	2/21/50	0.80% —	6 month EUR-	(62,345)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	258,600	50,825 E	(10)	8/8/54	0.49% —	6 month EUR-	(50,835)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	107,000	10,614 E	(4)	6/6/54	6 month	0.207% —	10,610
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	312,300	31,693	(12)	2/19/50	0.233% —	6 month EUR-	(32,106)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	9,790,000	12,102	(1,499)	12/18/21	0.401% plus	—	(15,381)
					6 month
					EUR-EURIBOR-
					REUTERS —
					Annually
EUR	3,490,000	1,908	(2,336)	12/18/24	0.351% plus	—	(4,327)
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	6,250,000	155,405	(95,705)	12/18/29	6 month	0.051% —	69,286
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	360,000	56,214	(13,248)	12/18/49	6 month	0.401% —	43,709
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually

58 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
EUR	2,581,000	$8,078	$(23)	10/11/24	—	0.4047% plus	$14,194
						6 month EUR-
						EURIBOR-
						REUTERS —
						Semiannually
EUR	585,500	130,894	(22)	2/19/50	6 month	0.595% —	132,088
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	3,067,000	65,045 E	(38)	1/27/30	6 month	0.352% —	65,007
					EUR-EURIBOR-	Annually
					REUTERS —
					Semiannually
EUR	115,200	8,483 E	(4)	3/4/54	0.134% —	6 month EUR-	(8,487)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
EUR	81,200	4,062 E	(3)	3/13/54	—	0.2275%	4,059
						plus 6 month
						EUR-EURIBOR-
						REUTERS —
						Semiannually
EUR	7,495,000	12,024 E	46,577	6/17/25	0.30% plus	—	58,603
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	2,409,000	2,030 E	58,307	6/17/30	0.15% plus	—	60,336
					6 month
					EUR-EURIBOR-
					REUTERS —
					Semiannually
EUR	3,110,000	20,261 E	(38)	4/30/30	0.11475% —	6 month EUR-	(20,299)
					Annually	EURIBOR-
						REUTERS —
						Semiannually
GBP	1,250,000	23,082	(1,477)	12/18/24	6 month GBP-	0.751% —	20,986
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	1,080,000	40,430	3,881	12/18/29	0.801% —	6 month GBP-	(36,268)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	3,567,000	40,690 E	(26)	1/10/24	6 month GBP-	0.855% —	40,664
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	3,601,000	43,599 E	(33)	1/10/26	0.965% —	6 month GBP-	(43,632)
					Semiannually	LIBOR-BBA —
						Semiannually

Global Income Trust 59

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
GBP	6,720,000	$66,627 E	$(49)	1/13/24	6 month GBP-	0.795% —	$66,578
					LIBOR-BBA —	Semiannually
					Semiannually
GBP	6,823,000	75,649 E	(62)	1/15/26	0.926% —	6 month GBP-	(75,711)
					Semiannually	LIBOR-BBA —
						Semiannually
GBP	412,000	4,048 E	2,139	6/17/25	0.30% —	Sterling Over-	(1,909)
					Annually	night Index
						Average —
						Annually
GBP	542,000	13,776 E	1,239	6/17/30	Sterling Over-	0.40% —	15,015
					night Index	Annually
					Average —
					Annually
JPY	22,710,500	22,944 E	(7)	8/29/43	0.7495% —	6 month JPY-	(22,951)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	404,000,000	41,753 E	(41)	1/16/30	6 month JPY-	0.245% —	41,712
					LIBOR-BBA —	Semiannually
					Semiannually
JPY	207,000,000	49,966 E	(37)	1/16/40	0.565% —	6 month JPY-	(50,003)
					Semiannually	LIBOR-BBA —
						Semiannually
JPY	26,213,100	718 E	(8)	8/29/43	0.194% —	6 month JPY-	710
					Semiannually	LIBOR-BBA —
						Semiannually
NOK	32,395,000	138,202	(31)	7/1/24	1.735% —	6 month NOK-	(166,825)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	16,991,000	140,331	(26)	7/1/29	6 month NOK-	1.82% —	156,603
					NIBOR-NIBR —	Annually
					Semiannually
NOK	80,128,000	106,461 E	(33)	1/25/22	1.8075% —	3 month NOK-	(106,495)
					Annually	NIBOR-NIBR —
						Quarterly
NOK	2,236,000	8,762 E	(2,340)	6/17/30	6 month NOK-	1.30% —	6,421
					NIBOR-NIBR —	Annually
					Semiannually
NOK	20,861,000	54,466 E	8,022	6/17/25	1.20% —	6 month NOK-	(46,445)
					Annually	NIBOR-NIBR —
						Semiannually
NOK	9,366,000	26,574	(12)	3/19/30	6 month NOK-	1.195% —	26,559
					NIBOR-NIBR —	Annually
					Semiannually
NZD	2,863,000	82,067	(15)	12/13/24	3 month NZD-	1.3625% —	89,445
					BBR-FRA —	Semiannually
					Quarterly
NZD	2,863,000	84,902	(15)	12/17/24	3 month NZD-	1.39% —	92,859
					BBR-FRA —	Semiannually
					Quarterly

60 Global Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium				Unrealized
			received	Termination	Payments	Payments	appreciation/
Notional amount		Value	(paid)	date	made by fund	received by fund	(depreciation)
NZD	2,863,000	$82,446	$(15)	12/18/24	3 month NZD-	1.36% —	$90,131
					BBR-FRA —	Semiannually
					Quarterly
NZD	203,000	3,690 E	(546)	6/17/30	3 month NZD-	1.10% —	3,144
					BBR-FRA —	Semiannually
					Quarterly
NZD	1,989,000	31,901 E	4,431	6/17/25	0.90% —	3 month NZD-	(27,470)
					Semiannually	BBR-FRA —
						Quarterly
SEK	40,495,000	7,355 E	(16)	1/21/22	3 month SEK-	0.24% —	7,339
					STIBOR-SIDE —	Annually
					Quarterly
SEK	80,990,000	15,350 E	(32)	1/25/22	3 month SEK-	0.2475% —	15,318
					STIBOR-SIDE —	Annually
					Quarterly
SEK	49,393,000	8,354 E	(19)	1/28/22	3 month SEK-	0.2275% —	8,335
					STIBOR-SIDE —	Annually
					Quarterly
SEK	8,384,000	2,480	(11)	3/2/30	0.3125% —	3 month SEK-	1,293
					Annually	STIBOR-SIDE —
						Quarterly
SEK	41,688,000	1,286	(16)	3/2/22	3 month SEK-	0.07% —	(1,715)
					STIBOR-SIDE —	Annually
					Quarterly
SEK	8,384,000	4,706	(11)	3/3/30	0.286% —	3 month SEK-	3,575
					Annually	STIBOR-SIDE —
						Quarterly
SEK	41,688,000	2,047	(16)	3/3/22	3 month SEK-	0.06% —	(2,525)
					STIBOR-SIDE —	Annually
					Quarterly
SEK	27,000	29 E	(7)	6/17/30	0.25% —	3 month SEK-	22
					Annually	STIBOR-SIDE —
						Quarterly
SEK	23,965,000	6,905 E	(3,438)	6/17/25	0.10% —	3 month SEK-	3,468
					Annually	STIBOR-SIDE —
						Quarterly
Total			$476,441				$(2,012,518)

E Extended effective date.

Global Income Trust 61

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Bank of America N.A.
$30,210	$30,380	$—	1/12/41	4.00% (1 month	Synthetic TRS	$615
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Barclays Bank PLC
166,440	167,706	—	1/12/40	4.50% (1 month	Synthetic MBX	1,555
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
120,163	121,076	—	1/12/40	4.50% (1 month	Synthetic MBX	1,123
				USD-LIBOR) —	Index 4.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
3,577,007	3,626,090	—	1/12/41	5.00% (1 month	Synthetic MBX	56,064
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
185,494	187,938	—	1/12/40	5.00% (1 month	Synthetic MBX	2,807
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,796	26,905	—	1/12/39	(6.00%) 1 month	Synthetic MBX	(171)
				USD-LIBOR —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
696,400	698,468	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(3,738)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
16,022	16,372	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(573)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
30,145	30,315	—	1/12/41	4.00% (1 month	Synthetic TRS	614
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
10,464	10,521	—	1/12/42	4.00% (1 month	Synthetic TRS	207
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
36,273	36,663	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(973)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
41,771	42,165	—	1/12/41	5.00% (1 month	Synthetic TRS Index	983
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly

62 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$17,653	$17,819	$—	1/12/41	5.00% (1 month	Synthetic TRS Index	$415
				USD-LIBOR) —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
Monthly
32,129	32,148	—	1/12/38	6.50% (1 month	Synthetic TRS	428
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
337	337	—	1/12/38	6.50% (1 month	Synthetic TRS	4
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
Citibank, N.A.
67,920	68,852	—	1/12/41	5.00% (1 month	Synthetic MBX	1,065
				USD-LIBOR) —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
Credit Suisse International
39,874	40,875	—	1/12/45	3.50% (1 month	Synthetic TRS	1,641
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
23,218	23,670	—	1/12/44	3.50% (1 month	Synthetic TRS	775
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
6,487	6,629	—	1/12/43	3.50% (1 month	Synthetic TRS	232
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
46,822	47,532	—	1/12/45	4.00% (1 month	Synthetic TRS	1,490
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
41,119	41,743	—	1/12/45	4.00% (1 month	Synthetic TRS	1,308
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
107,088	107,690	—	1/12/41	(4.00%) 1 month	Synthetic TRS	(2,180)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
26,463	26,748	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(710)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

Global Income Trust 63

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International
$15,270	$15,316	$—	1/12/38	(6.50%) 1 month	Synthetic MBX	$(82)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
18,319	18,373	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(98)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
346,003	347,030	—	1/12/38	(6.50%) 1 month	Synthetic MBX	(1,857)
				USD-LIBOR —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
58,123	59,253	—	1/12/44	3.50% (1 month	Synthetic TRS	1,939
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
28,213	28,830	—	1/12/43	3.50% (1 month	Synthetic TRS	1,009
				USD-LIBOR) —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
Monthly
73,362	73,762	—	1/12/42	4.00% (1 month	Synthetic TRS	1,450
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
40,809	41,428	—	1/12/45	4.00% (1 month	Synthetic TRS	1,298
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
38,631	38,842	—	1/12/42	4.00% (1 month	Synthetic TRS	764
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
25,978	26,120	—	1/12/42	4.00% (1 month	Synthetic TRS	514
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
25,978	26,120	—	1/12/42	4.00% (1 month	Synthetic TRS	514
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
43,640	44,109	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,171)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
Monthly
11,090	11,121	—	1/12/39	6.00% (1 month	Synthetic TRS	180
				USD-LIBOR) —	Index 6.00% 30 year
				Monthly	Fannie Mae pools —
Monthly

64 Global Income Trust

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
Swap counterparty/		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$2,288	$2,289	$—	1/12/38	6.50% (1 month	Synthetic TRS	$31
				USD-LIBOR) —	Index 6.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Chase Bank N.A.
46,733	46,995	—	1/12/41	4.00% (1 month	Synthetic TRS	952
				USD-LIBOR) —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
43,640	44,109	—	1/12/41	(5.00%) 1 month	Synthetic TRS	(1,171)
				USD-LIBOR —	Index 5.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
JPMorgan Securities LLC
38,714	39,080	—	1/12/41	(5.00%) 1 month	Synthetic MBX Index	(911)
				USD-LIBOR —	5.00% 30 year Ginnie
				Monthly	Mae II pools —
					Monthly
18,678	19,086	—	1/12/43	(3.50%) 1 month	Synthetic TRS	(668)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
81,341	82,922	—	1/12/44	(3.50%) 1 month	Synthetic TRS	(2,714)
				USD-LIBOR —	Index 3.50% 30 year
				Monthly	Fannie Mae pools —
					Monthly
174,413	175,365	—	1/12/42	(4.00%) 1 month	Synthetic TRS	(3,448)
				USD-LIBOR —	Index 4.00% 30 year
				Monthly	Fannie Mae pools —
					Monthly
Upfront premium received		—		Unrealized appreciation		79,977
Upfront premium (paid)		—		Unrealized (depreciation)		(20,465)
Total		$—		Total		$59,512

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited)
Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	2,256,000	$499,815	$(54)	8/15/37	1.7138% — At	Eurostat Eurozone	$499,760
					maturity	HICP excluding
tobacco — At
maturity
EUR	894,000	199,921	—	7/15/37	1.71% — At	Eurostat Eurozone	199,921
					maturity	HICP excluding
tobacco — At
maturity

Global Income Trust 65

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
EUR	894,000	$74,862	$—	7/15/27	(1.40%) — At	Eurostat Eurozone	$(74,862)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	189,278	(40)	9/15/23	(1.4375%) — At	Eurostat Eurozone	(189,318)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	190,038	(40)	9/15/23	(1.44125%) — At	Eurostat Eurozone	(190,078)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	190,290	(41)	9/15/23	(1.4425%) — At	Eurostat Eurozone	(190,331)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	3,435,000	190,546	(41)	9/15/23	(1.44375%) — At	Eurostat Eurozone	(190,587)
					maturity	HICP excluding
						tobacco — At
						maturity
EUR	2,256,000	191,341	(29)	8/15/27	(1.4275%) — At	Eurostat Eurozone	(191,370)
					maturity	HICP excluding
						tobacco — At
						maturity
GBP	1,807,000	181,905	(39)	12/15/28	3.665% — At	GBP Non-revised UK	181,866
					maturity	Retail Price Index —
						At maturity
GBP	2,024,000	98,334	(48)	3/15/28	3.34% — At	GBP Non-revised UK	98,286
					maturity	Retail Price Index —
						At maturity
GBP	2,319,000	87,124	(30)	11/15/24	3.385% — At	GBP Non-revised UK	87,094
					maturity	Retail Price Index —
						At maturity
GBP	1,409,000	83,184	(33)	3/15/28	3.4025% — At	GBP Non-revised UK	83,152
					maturity	Retail Price Index —
						At maturity
GBP	1,084,000	56,121	(25)	2/15/28	3.34% — At	GBP Non-revised UK	56,096
					maturity	Retail Price Index —
						At maturity
GBP	1,160,000	43,249	(15)	11/15/24	3.381% — At	GBP Non-revised UK	43,234
					maturity	Retail Price Index —
						At maturity
GBP	1,160,000	40,977	—	12/15/24	3.42% — At	GBP Non-revised UK	40,977
					maturity	Retail Price Index —
						At maturity
GBP	506,000	28,601	(12)	3/15/28	3.3875% — At	GBP Non-revised UK	28,589
					maturity	Retail Price Index —
						At maturity

66 Global Income Trust

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
			Upfront
			premium	Termina-	Payments	Total return	Unrealized
			received	tion	received (paid)	received by	appreciation/
Notional amount		Value	(paid)	date	by fund	or paid by fund	(depreciation)
GBP	543,000	$323,355	$(29)	7/15/49	(3.4425%) — At	GBP Non-revised UK	$(323,383)
					maturity	Retail Price Index —
						At maturity
	$1,682,000	34,833	(17)	3/18/25	(0.41%) — At	USA Non Revised	34,816
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	6,728,000	17,930	(68)	3/11/25	(0.77%) — At	USA Non Revised	17,862
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	2,080,000	7,684	(35)	5/1/30	1.3475% — At	USA Non Revised	7,649
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	2,080,000	7,184	(35)	4/30/30	1.345% — At	USA Non Revised	7,149
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	2,080,000	1,943	(21)	4/30/25	(0.835%) — At	USA Non Revised	(1,964)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	2,080,000	3,775	(21)	5/1/25	(0.8525%) — At	USA Non Revised	(3,796)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,682,000	64,064	(28)	3/18/30	0.95% — At	USA Non Revised	(64,092)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,669,000	69,367	(17)	11/29/24	(1.703%) — At	USA Non Revised	(69,384)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity
	1,669,000	75,924	(17)	12/10/24	(1.7625%) — At	USA Non Revised	(75,941)
					maturity	Consumer Price
						Index-Urban
						(CPI-U) — At
						maturity

Global Income Trust 67

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/20 (Unaudited) cont.
		Upfront
		premium	Termina-	Payments	Total return	Unrealized
		received	tion	received (paid)	received by	appreciation/
Notional amount	Value	(paid)	date	by fund	or paid by fund	(depreciation)
$6,728,000	$104,519	$(112)	3/11/30	1.165% — At	USA Non Revised	$(104,632)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
3,337,000	140,084	(34)	11/21/24	(1.71%) — At	USA Non Revised	(140,118)
				maturity	Consumer Price
					Index-Urban
					(CPI-U) — At
					maturity
Total		$(881)				$(423,405)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/20 (Unaudited)
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6	BB+/P	$2,666	$39,000	$12,695	5/11/63	300 bp —	$(10,009)
Index						Monthly
CMBX NA BBB–.6	BB+/P	5,303	88,000	28,644	5/11/63	300 bp —	(23,297)
Index						Monthly
CMBX NA BBB–.6	BB+/P	10,865	176,000	57,288	5/11/63	300 bp —	(46,335)
Index						Monthly
Citigroup Global Markets, Inc.
CMBX NA A.6	A/P	9,574	69,000	9,764	5/11/63	200 bp —	(182)
Index						Monthly
CMBX NA BB.11	BB–/P	40,115	71,000	37,112	11/18/54	500 bp —	3,062
Index						Monthly
CMBX NA BB.6	BB–/P	30,268	211,000	108,855	5/11/63	500 bp —	(78,411)
Index						Monthly
CMBX NA BB.7	BB–/P	15,922	312,000	152,350	1/17/47	500 bp —	(136,167)
Index						Monthly
CMBX NA BBB–.6	BB+/P	180,402	2,833,000	922,142	5/11/63	300 bp —	(740,323)
Index						Monthly
Credit Suisse International
CMBX NA A.6	A/P	(287)	260,000	36,790	5/11/63	200 bp —	(36,990)
Index						Monthly
CMBX NA BB.7	BB–/P	8,159	61,000	29,786	1/17/47	500 bp —	(21,576)
Index						Monthly
CMBX NA BBB–.6	BB+/P	257,363	2,739,000	891,545	5/11/63	300 bp —	(632,812)
Index						Monthly
Goldman Sachs International
CMBX NA A.6	A/P	(19)	32,000	4,528	5/11/63	200 bp —	(4,537)
Index						Monthly
CMBX NA A.6	A/P	6,903	47,000	6,651	5/11/63	200 bp —	268
Index						Monthly

68 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA A.6	A/P	$3,460	$68,000	$9,622	5/11/63	200 bp —	$(6,139)
Index						Monthly
CMBX NA A.6	A/P	1,597	69,000	9,764	5/11/63	200 bp —	(8,143)
Index						Monthly
CMBX NA A.6	A/P	5,845	89,000	12,594	5/11/63	200 bp —	(6,719)
Index						Monthly
CMBX NA A.6	A/P	13,485	93,000	13,160	5/11/63	200 bp —	357
Index						Monthly
CMBX NA A.6	A/P	3,656	120,000	16,980	5/11/63	200 bp —	(13,284)
Index						Monthly
CMBX NA A.6	A/P	6,429	127,000	17,971	5/11/63	200 bp —	(11,499)
Index						Monthly
CMBX NA A.6	A/P	7,706	138,000	19,527	5/11/63	200 bp —	(11,775)
Index						Monthly
CMBX NA A.6	A/P	9,238	187,000	26,461	5/11/63	200 bp —	(17,160)
Index						Monthly
CMBX NA A.6	A/P	9,804	199,000	28,159	5/11/63	200 bp —	(18,289)
Index						Monthly
CMBX NA A.6	A/P	12,002	233,000	32,970	5/11/63	200 bp —	(20,890)
Index						Monthly
CMBX NA A.6	A/P	8,165	264,000	37,356	5/11/63	200 bp —	(29,103)
Index						Monthly
CMBX NA A.6	A/P	9,631	307,000	43,441	5/11/63	200 bp —	(33,707)
Index						Monthly
CMBX NA A.6	A/P	17,515	346,000	48,959	5/11/63	200 bp —	(31,329)
Index						Monthly
CMBX NA A.6	A/P	18,006	346,000	48,959	5/11/63	200 bp —	(30,838)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,407	13,000	4,232	5/11/63	300 bp —	(2,818)
Index						Monthly
CMBX NA BBB–.6	BB+/P	1,906	14,000	4,557	5/11/63	300 bp —	(2,644)
Index						Monthly
CMBX NA BBB–.6	BB+/P	2,976	27,000	8,789	5/11/63	300 bp —	(5,799)
Index						Monthly
CMBX NA BBB–.6	BB+/P	4,248	38,000	12,369	5/11/63	300 bp —	(8,102)
Index						Monthly
CMBX NA BBB–.6	BB+/P	4,273	54,000	17,577	5/11/63	300 bp —	(13,277)
Index						Monthly
CMBX NA BBB–.6	BB+/P	7,899	73,000	23,762	5/11/63	300 bp —	(15,826)
Index						Monthly
CMBX NA BBB–.6	BB+/P	7,929	73,000	23,762	5/11/63	300 bp —	(15,796)
Index						Monthly
CMBX NA BBB–.6	BB+/P	11,382	97,000	31,574	5/11/63	300 bp —	(20,143)
Index						Monthly
CMBX NA BBB–.6	BB+/P	18,141	149,000	48,500	5/11/63	300 bp —	(30,284)
Index						Monthly

Global Income Trust 69

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 4/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-	Payments	Unrealized
Swap counterparty/		received	Notional		nation	received	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BBB–.6	BB+/P	$10,491	$154,000	$50,127	5/11/63	300 bp —	$(39,559)
Index						Monthly
CMBX NA BBB–.6	BB+/P	48,302	515,000	167,633	5/11/63	300 bp —	(119,073)
Index						Monthly
CMBX NA BBB–.6	BB+/P	46,305	616,000	200,508	5/11/63	300 bp —	(153,895)
Index						Monthly
JPMorgan Securities LLC
CMBX NA A.6	A/P	8,680	62,000	8,773	5/11/63	200 bp —	(86)
Index						Monthly
CMBX NA A.6	A/P	60,201	463,000	65,515	5/11/63	200 bp —	(5,159)
Index						Monthly
CMBX NA BB.10	BB–/P	6,419	80,000	42,080	5/11/63	500 bp —	(35,594)
Index						Monthly
CMBX NA BB.6	BB–/P	51,480	100,000	51,590	5/11/63	500 bp —	(27)
Index						Monthly
CMBX NA BBB–.6	BB+/P	178,394	558,000	181,629	5/11/63	300 bp —	(2,956)
Index						Monthly
CMBX NA BBB–.7	BBB–/P	11,503	49,000	11,990	1/17/47	300 bp —	(462)
Index						Monthly
Merrill Lynch International
CMBX NA BBB–.6	BB+/P	3,737	49,000	15,950	5/11/63	300 bp —	(12,188)
Index						Monthly
CMBX NA BBB–.6	BB+/P	6,786	75,000	24,413	5/11/63	300 bp —	(17,589)
Index						Monthly
CMBX NA BBB–.6	BB+/P	56,700	635,000	206,693	5/11/63	300 bp —	(149,675)
Index						Monthly
Morgan Stanley & Co. International PLC
CMBX NA A.6	A/P	(1,427)	186,000	26,319	5/11/63	200 bp —	(27,684)
Index						Monthly
CMBX NA BB.6	BB–/P	11,787	48,000	24,763	5/11/63	500 bp —	(12,936)
Index						Monthly
CMBX NA BB.6	BB–/P	23,902	97,000	50,042	5/11/63	500 bp —	(26,060)
Index						Monthly
CMBX NA BBB–.6	BB+/P	95,867	1,447,000	470,999	5/11/63	300 bp —	(374,409)
Index						Monthly
Upfront premium received		1,374,794		Unrealized appreciation			3,687
Upfront premium (paid)		(1,733)		Unrealized (depreciation)			(3,061,555)
Total		$1,373,061		Total			$(3,057,868)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

70 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/20 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(3,861)	$37,000	$19,462	11/17/59	(500 bp) —	$15,570
					Monthly
CMBX NA BB.10 Index	(3,399)	31,000	16,306	11/17/59	(500 bp) —	12,881
					Monthly
CMBX NA BB.11 Index	(8,232)	114,000	59,588	11/18/54	(500 bp) —	51,261
					Monthly
CMBX NA BB.11 Index	(14,511)	112,000	58,542	11/18/54	(500 bp) —	43,938
					Monthly
CMBX NA BB.11 Index	(3,582)	38,000	19,863	11/18/54	(500 bp) —	16,249
					Monthly
CMBX NA BB.11 Index	(1,650)	24,000	12,545	11/18/54	(500 bp) —	10,875
					Monthly
CMBX NA BB.11 Index	(830)	16,000	8,363	11/18/54	(500 bp) —	7,520
					Monthly
CMBX NA BB.11 Index	(816)	16,000	8,363	11/18/54	(500 bp) —	7,534
					Monthly
CMBX NA BB.12 Index	(1,030)	12,000	6,264	8/17/61	(500 bp) —	5,212
					Monthly
CMBX NA BB.8 Index	(6,581)	53,000	34,482	10/17/57	(500 bp) —	27,857
					Monthly
CMBX NA BB.8 Index	(527)	3,000	1,952	10/17/57	(500 bp) —	1,423
					Monthly
CMBX NA BB.9 Index	(56,460)	547,000	291,496	9/17/58	(500 bp) —	234,582
					Monthly
CMBX NA BB.9 Index	(6,581)	102,000	54,356	9/17/58	(500 bp) —	47,690
					Monthly
CMBX NA BB.9 Index	(3,306)	82,000	43,698	9/17/58	(500 bp) —	40,324
					Monthly
CMBX NA BB.9 Index	(5,162)	80,000	42,632	9/17/58	(500 bp) —	37,404
					Monthly
CMBX NA BB.9 Index	(906)	25,000	13,323	9/17/58	(500 bp) —	12,395
					Monthly
CMBX NA BB.9 Index	(707)	18,000	9,592	9/17/58	(500 bp) —	8,871
					Monthly
CMBX NA BBB–.12 Index	(28,068)	84,000	27,938	8/17/61	(300 bp) —	(130)
					Monthly
Credit Suisse International
CMBX NA BB.10 Index	(10,274)	77,000	40,502	11/17/59	(500 bp) —	30,164
					Monthly
CMBX NA BB.10 Index	(9,157)	77,000	40,502	11/17/59	(500 bp) —	31,281
					Monthly
CMBX NA BB.10 Index	(5,096)	41,000	21,566	11/17/59	(500 bp) —	16,436
					Monthly
CMBX NA BB.7 Index	(8,049)	456,000	235,250	5/11/63	(500 bp) —	226,822
					Monthly
CMBX NA BB.7 Index	(29,146)	158,000	77,151	1/17/47	(500 bp) —	47,874
					Monthly

Global Income Trust 71

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Credit Suisse International cont.
CMBX NA BB.7 Index	$(2,467)	$15,000	$7,325	1/17/47	(500 bp) —	$4,845
					Monthly
CMBX NA BB.8 Index	(1,051)	6,000	3,904	10/17/57	(500 bp) —	2,847
					Monthly
CMBX NA BB.9 Index	(27,568)	275,000	146,548	9/17/58	(500 bp) —	118,750
					Monthly
Goldman Sachs International
CMBX NA BB.7 Index	(6,053)	40,000	19,532	1/17/47	(500 bp) —	13,446
					Monthly
CMBX NA BB.12 Index	(10,252)	28,000	14,616	8/17/61	(500 bp) —	4,340
					Monthly
CMBX NA BB.7 Index	(45,077)	222,000	108,403	1/17/47	(500 bp) —	63,141
					Monthly
CMBX NA BB.7 Index	(16,057)	98,000	47,853	1/17/47	(500 bp) —	31,715
					Monthly
CMBX NA BB.8 Index	(2,266)	20,000	13,012	10/17/57	(500 bp) —	10,729
					Monthly
CMBX NA BB.9 Index	(3,233)	30,000	15,987	9/17/58	(500 bp) —	12,729
					Monthly
CMBX NA BB.9 Index	(583)	15,000	7,994	9/17/58	(500 bp) —	7,398
					Monthly
CMBX NA BB.9 Index	(602)	5,000	2,665	9/17/58	(500 bp) —	2,059
					Monthly
CMBX NA BB.9 Index	(595)	5,000	2,665	9/17/58	(500 bp) —	2,065
					Monthly
CMBX NA BB.9 Index	(313)	3,000	1,599	9/17/58	(500 bp) —	1,283
					Monthly
CMBX NA BB.9 Index	(478)	3,000	1,599	9/17/58	(500 bp) —	1,119
					Monthly
CMBX NA BB.9 Index	(319)	2,000	1,066	9/17/58	(500 bp) —	746
					Monthly
CMBX NA BB.9 Index	(320)	2,000	1,066	9/17/58	(500 bp) —	744
					Monthly
CMBX NA BB.9 Index	(319)	2,000	1,066	9/17/58	(500 bp) —	745
					Monthly
CMBX NA BB.9 Index	(158)	1,000	533	9/17/58	(500 bp) —	374
					Monthly
CMBX NA BBB–.6 Index	(3,452)	69,000	22,460	5/11/63	(300 bp) —	18,973
					Monthly
JPMorgan Securities LLC
CMBX NA BB.11 Index	(225,244)	413,000	215,875	11/18/54	(500 bp) —	(9,714)
					Monthly
CMBX NA BB.12 Index	(51,626)	94,000	49,068	8/17/61	(500 bp) —	(2,637)
					Monthly
CMBX NA BB.17 Index	(13,221)	27,000	13,184	1/17/47	(500 bp) —	(59)
					Monthly

72 Global Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
JPMorgan Securities LLC cont.
CMBX NA BB.9 Index	$(80,555)	$163,000	$86,863	9/17/58	(500 bp) —	$6,172
					Monthly
CMBX NA BBB–.10 Index	(17,466)	62,000	17,986	11/17/59	(300 bp) —	510
					Monthly
CMBX NA BBB–.12 Index	(16,590)	50,000	16,630	8/17/61	(300 bp) —	40
					Monthly
Merrill Lynch International
CMBX NA BB.10 Index	(4,211)	74,000	38,924	11/17/59	(500 bp) —	34,652
					Monthly
CMBX NA BB.11 Index	(62,274)	126,000	65,860	11/18/54	(500 bp) —	3,482
					Monthly
CMBX NA BB.7 Index	(5,378)	31,000	15,137	1/17/47	(500 bp) —	9,734
					Monthly
CMBX NA BB.9 Index	(13,284)	341,000	181,719	9/17/58	(500 bp) —	168,150
					Monthly
CMBX NA BBB–.7 Index	(1,311)	16,000	3,915	1/17/47	(300 bp) —	2,596
					Monthly
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(3,880)	37,000	19,462	11/17/59	(500 bp) —	15,551
					Monthly
CMBX NA BB.11 Index	(5,991)	61,000	31,885	11/18/54	(500 bp) —	25,843
					Monthly
CMBX NA BB.11 Index	(2,478)	26,000	13,590	11/18/54	(500 bp) —	11,091
					Monthly
CMBX NA BB.12 Index	(2,502)	35,000	18,270	8/17/61	(500 bp) —	15,738
					Monthly
CMBX NA BB.12 Index	(19,800)	33,000	17,226	8/17/61	(500 bp) —	(2,602)
					Monthly
CMBX NA BB.12 Index	(1,825)	25,000	13,050	8/17/61	(500 bp) —	11,204
					Monthly
CMBX NA BB.12 Index	(1,552)	22,000	11,484	8/17/61	(500 bp) —	9,914
					Monthly
CMBX NA BB.12 Index	(1,144)	14,000	7,308	9/17/58	(500 bp) —	6,153
					Monthly
CMBX NA BB.7 Index	(19,507)	97,000	47,365	1/17/47	(500 bp) —	27,777
					Monthly
CMBX NA BB.7 Index	(4,844)	24,000	11,719	1/17/47	(500 bp) —	6,856
					Monthly
CMBX NA BB.7 Index	(3,471)	18,000	8,789	1/17/47	(500 bp) —	5,303
					Monthly
CMBX NA BB.9 Index	(6,386)	85,000	45,297	9/17/58	(500 bp) —	38,840
					Monthly
CMBX NA BB.9 Index	(4,013)	66,000	35,171	9/17/58	(500 bp) —	31,104
					Monthly
CMBX NA BB.9 Index	(4,059)	66,000	35,171	9/17/58	(500 bp) —	31,057
					Monthly

Global Income Trust 73

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 4/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.9 Index	$(3,385)	$55,000	$29,310	9/17/58	(500 bp) —	$25,878
					Monthly
CMBX NA BB.9 Index	(3,693)	42,000	22,382	9/17/58	(500 bp) —	18,654
					Monthly
CMBX NA BB.9 Index	(3,592)	42,000	22,382	9/17/58	(500 bp) —	18,755
					Monthly
CMBX NA BB.9 Index	(1,648)	41,000	21,849	9/17/58	(500 bp) —	20,167
					Monthly
CMBX NA BB.9 Index	(1,685)	34,000	18,119	9/17/58	(500 bp) —	16,405
					Monthly
CMBX NA BB.9 Index	(1,674)	31,000	16,520	9/17/58	(500 bp) —	14,820
					Monthly
CMBX NA BB.9 Index	(586)	15,000	7,994	9/17/58	(500 bp) —	7,395
					Monthly
CMBX NA BB.9 Index	(1,334)	11,000	5,862	9/17/58	(500 bp) —	4,519
					Monthly
CMBX NA BB.9 Index	(1,504)	10,000	5,329	9/17/58	(500 bp) —	3,817
					Monthly
CMBX NA BB.9 Index	(864)	6,000	3,197	9/17/58	(500 bp) —	2,328
					Monthly
CMBX NA BB.9 Index	(606)	5,000	2,665	9/17/58	(500 bp) —	2,054
					Monthly
CMBX NA BBB–.7 Index	(41)	1,000	245	1/17/47	(300 bp) —	203
					Monthly
Upfront premium received	—		Unrealized appreciation			1,828,973
Upfront premium (paid)	(922,318)		Unrealized (depreciation)			(15,142)
Total	$(922,318)		Total			$1,813,831

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

74 Global Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$5,710,977	$—
Corporate bonds and notes	—	69,238,262	—
Foreign government and agency bonds and notes	—	83,386,953	—
Mortgage-backed securities	—	56,589,268	—
Purchased options outstanding	—	253,205	—
Purchased swap options outstanding	—	3,876,660	—
U.S. government and agency mortgage obligations	—	89,959,149	—
U.S. treasury obligations	—	345,375	—
Short-term investments	13,649,401	5,978,764	—
Totals by level	$13,649,401	$315,338,613	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(699,941)	$—
Futures contracts	1,188,094	—	—
Written options outstanding	—	(219,310)	—
Written swap options outstanding	—	(3,481,492)	—
Forward premium swap option contracts	—	1,748,099	—
TBA sale commitments	—	(38,849,687)	—
Interest rate swap contracts	—	(2,393,718)	—
Total return swap contracts	—	(363,012)	—
Credit default contracts	—	(1,694,780)	—
Totals by level	$1,188,094	$(45,953,841)	$—

The accompanying notes are an integral part of these financial statements.

Global Income Trust 75

Statement of assets and liabilities 4/30/20 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 8):
Unaffiliated issuers (identified cost $315,864,999)	$316,903,613
Affiliated issuers (identified cost $12,084,401) (Note 5)	12,084,401
Cash	8,823
Foreign currency (cost $6,808) (Note 1)	5,812
Interest and other receivables	1,784,601
Receivable for shares of the fund sold	1,070,133
Receivable for investments sold	40,461
Receivable for sales of TBA securities (Note 1)	38,907,372
Receivable for variation margin on futures contracts (Note 1)	77,440
Receivable for variation margin on centrally cleared swap contracts (Note 1)	411,325
Unrealized appreciation on forward premium swap option contracts (Note 1)	4,035,336
Unrealized appreciation on forward currency contracts (Note 1)	1,279,522
Unrealized appreciation on OTC swap contracts (Note 1)	2,007,878
Premium paid on OTC swap contracts (Note 1)	924,051
Prepaid assets	66,132
Total assets	379,606,900

LIABILITIES
Payable for investments purchased	812,100
Payable for purchases of TBA securities (Note 1)	87,993,883
Payable for shares of the fund repurchased	145,143
Payable for compensation of Manager (Note 2)	95,466
Payable for custodian fees (Note 2)	97,810
Payable for investor servicing fees (Note 2)	74,777
Payable for Trustee compensation and expenses (Note 2)	142,726
Payable for administrative services (Note 2)	450
Payable for distribution fees (Note 2)	30,967
Payable for variation margin on futures contracts (Note 1)	20,845
Payable for variation margin on centrally cleared swap contracts (Note 1)	241,520
Unrealized depreciation on forward premium swap option contracts (Note 1)	2,287,237
Unrealized depreciation on forward currency contracts (Note 1)	1,979,463
Unrealized depreciation on OTC swap contracts (Note 1)	3,097,162
Premium received on OTC swap contracts (Note 1)	1,374,794
Written options outstanding, at value (premiums $2,295,874) (Note 1)	3,700,802
TBA sale commitments, at value (proceeds receivable $38,870,039) (Note 1)	38,849,687
Collateral on certain derivative contracts, at value (Notes 1 and 8)	1,910,375
Other accrued expenses	123,131
Total liabilities	142,978,338

Net assets	$236,628,562

(Continued on next page)

76 Global Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$249,615,358
Total distributable earnings (Note 1)	(12,986,796)
Total — Representing net assets applicable to capital shares outstanding	$236,628,562

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($108,473,714 divided by 9,079,501 shares)	$11.95
Offering price per class A share (100/96.00 of $11.95)*	$12.45
Net asset value and offering price per class B share ($1,106,678 divided by 93,094 shares)**	$11.89
Net asset value and offering price per class C share ($8,442,682 divided by 710,138 shares)**	$11.89
Net asset value, offering price and redemption price per class R share
($2,647,364 divided by 221,713 shares)	$11.94
Net asset value, offering price and redemption price per class R5 share
($26,731 divided by 2,239 shares)	$11.94
Net asset value, offering price and redemption price per class R6 share
($30,697,873 divided by 2,569,787 shares)	$11.95
Net asset value, offering price and redemption price per class Y share
($85,233,520 divided by 7,138,744 shares)	$11.94

* On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 77

Statement of operations Six months ended 4/30/20 (Unaudited)

INVESTMENT INCOME
Interest (including interest income of $172,133 from investments in affiliated issuers) (Note 5)	$3,563,077
Total investment income	3,563,077

EXPENSES
Compensation of Manager (Note 2)	627,958
Investor servicing fees (Note 2)	220,982
Custodian fees (Note 2)	45,629
Trustee compensation and expenses (Note 2)	3,781
Distribution fees (Note 2)	201,044
Administrative services (Note 2)	3,913
Auditing and tax fees	91,519
Other	107,190
Fees waived and reimbursed by Manager (Note 2)	(17,501)
Total expenses	1,284,515
Expense reduction (Note 2)	(362)
Net expenses	1,284,153

Net investment income	2,278,924

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	2,841,606
Foreign currency transactions (Note 1)	17,026
Forward currency contracts (Note 1)	843,302
Futures contracts (Note 1)	857,526
Swap contracts (Note 1)	(4,657,959)
Written options (Note 1)	541,732
Total net realized gain	443,233
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(4,964,152)
Assets and liabilities in foreign currencies	(9,115)
Forward currency contracts	(391,909)
Futures contracts	1,500,086
Swap contracts	(2,578,556)
Written options	(2,038,295)
Total change in net unrealized depreciation	(8,481,941)

Net loss on investments	(8,038,708)

Net decrease in net assets resulting from operations	$(5,759,784)

The accompanying notes are an integral part of these financial statements.

78 Global Income Trust

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/20*	Year ended 10/31/19
Operations
Net investment income	$2,278,924	$5,048,047
Net realized gain (loss) on investments
and foreign currency transactions	443,233	(1,533,172)
Change in net unrealized appreciation (depreciation)
of investments and assets and liabilities
in foreign currencies	(8,481,941)	17,209,244
Net increase (decrease) in net assets resulting
from operations	(5,759,784)	20,724,119
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(1,091,974)	(1,788,371)
Class B	(7,290)	(19,656)
Class C	(54,424)	(108,964)
Class M	(7,203)	(93,623)
Class R	(20,967)	(27,376)
Class R5	(291)	(473)
Class R6	(346,560)	(465,755)
Class Y	(876,008)	(1,115,941)
From return of capital
Class A	—	(623,362)
Class B	—	(6,852)
Class C	—	(37,981)
Class M	—	(32,633)
Class R	—	(9,542)
Class R5	—	(165)
Class R6	—	(162,346)
Class Y	—	(388,978)
Increase (decrease) from capital share transactions (Note 4)	13,967,800	(11,170,585)
Total increase in net assets	5,803,299	4,671,516
NET ASSETS
Beginning of period	230,825,263	226,153,747
End of period	$236,628,562	$230,825,263

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Global Income Trust 79

Financial highlights (For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
April 30, 2020 **	$12.35	.11	(.39)	(.28)	(.12)	—	(.12)	$11.95	(2.30)*	$108,474	.60*e	.92*e	206*
October 31, 2019	11.50	.26	.84	1.10	(.19)	(.06)	(.25)	12.35	9.68	114,345	1.22[e]	2.19[e]	408
October 31, 2018	12.05	.27	(.52)	(.25)	(.19)	(.11)	(.30)	11.50	(2.14)	116,014	1.22[e]	2.25[e]	451
October 31, 2017	11.93	.27	.23	.50	(.38)	—	(.38)	12.05	4.32	121,661	1.22[e]	2.28[e]	660
October 31, 2016	11.93	.30	.08	.38	(.38)	—	(.38)	11.93	3.27	148,868	1.16[f]	2.50[f]	551
October 31, 2015	12.60	.31	(.60)	(.29)	(.38)	—	(.38)	11.93	(2.31)	160,497	1.10	2.54	296
Class B
April 30, 2020 **	$12.29	.06	(.39)	(.33)	(.07)	—	(.07)	$11.89	(2.69)*	$1,107	.97*e	.49*e	206*
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.80	1,508	1.97[e]	1.42[e]	408
October 31, 2018	12.00	.18	(.53)	(.35)	(.13)	(.07)	(.20)	11.45	(2.90)	2,362	1.97[e]	1.48[e]	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	3,633	1.97[e]	1.51[e]	660
October 31, 2016	11.87	.21	.08	.29	(.29)	—	(.29)	11.87	2.51	4,916	1.91[f]	1.74[f]	551
October 31, 2015	12.54	.22	(.60)	(.38)	(.29)	—	(.29)	11.87	(3.05)	6,060	1.85	1.78	296
Class C
April 30, 2020 **	$12.29	.07	(.40)	(.33)	(.07)	—	(.07)	$11.89	(2.67)*	$8,443	.97*e	.54*e	206*
October 31, 2019	11.45	.17	.83	1.00	(.12)	(.04)	(.16)	12.29	8.81	9,591	1.97[e]	1.44[e]	408
October 31, 2018	12.00	.18	(.52)	(.34)	(.14)	(.07)	(.21)	11.45	(2.89)	12,444	1.97[e]	1.49[e]	451
October 31, 2017	11.87	.18	.24	.42	(.29)	—	(.29)	12.00	3.63	17,763	1.97[e]	1.53[e]	660
October 31, 2016	11.88	.21	.08	.29	(.30)	—	(.30)	11.87	2.43	21,570	1.91[f]	1.74[f]	551
October 31, 2015	12.55	.22	(.60)	(.38)	(.29)	—	(.29)	11.88	(3.04)	24,160	1.85	1.78	296
Class R
April 30, 2020 **	$12.35	.10	(.41)	(.31)	(.10)	—	(.10)	$11.94	(2.49)*	$2,647	.72*e	.81*e	206*
October 31, 2019	11.50	.23	.84	1.07	(.16)	(.06)	(.22)	12.35	9.40	1,955	1.47[e]	1.97[e]	408
October 31, 2018	12.05	.24	(.52)	(.28)	(.17)	(.10)	(.27)	11.50	(2.39)	2,014	1.47[e]	2.02[e]	451
October 31, 2017	11.90	.24	.24	.48	(.33)	—	(.33)	12.05	4.14	3,040	1.47[e]	2.02[e]	660
October 31, 2016	11.91	.27	.08	.35	(.36)	—	(.36)	11.90	2.98	13,875	1.41[f]	2.26[f]	551
October 31, 2015	12.58	.28	(.60)	(.32)	(.35)	—	(.35)	11.91	(2.56)	6,366	1.35	2.27	296
Class R5
April 30, 2020 **	$12.35	.14	(.41)	(.27)	(.14)	—	(.14)	$11.94	(2.21)*	$27	.43*e	1.12*e	206*
October 31, 2019	11.50	.31	.83	1.14	(.22)	(.07)	(.29)	12.35	10.06	24	.86[e]	2.60[e]	408
October 31, 2018	12.05	.31	(.52)	(.21)	(.22)	(.12)	(.34)	11.50	(1.77)	31	.86[e]	2.63[e]	451
October 31, 2017	11.93	.32	.23	.55	(.43)	—	(.43)	12.05	4.70	29	.87[e]	2.68[e]	660
October 31, 2016	11.94	.34	.07	.41	(.42)	—	(.42)	11.93	3.50	24	.86[f]	2.82[f]	551
October 31, 2015	12.60	.35	(.59)	(.24)	(.42)	—	(.42)	11.94	(1.94)	41.83		2.84	296

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

80 Global Income Trust	Global Income Trust 81

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class R6
April 30, 2020 **	$12.35	.14	(.40)	(.26)	(.14)	—	(.14)	$11.95	(2.10)*	$30,698	.39*e	1.13*e	206*
October 31, 2019	11.50	.31	.84	1.15	(.22)	(.08)	(.30)	12.35	10.15	25,712	.79[e]	2.61[e]	408
October 31, 2018	12.05	.32	(.51)	(.19)	(.23)	(.13)	(.36)	11.50	(1.72)	24,177	.80[e]	2.65[e]	451
October 31, 2017	11.92	.33	.23	.56	(.43)	—	(.43)	12.05	4.83	6,607	.80[e]	2.73[e]	660
October 31, 2016	11.93	.34	.08	.42	(.43)	—	(.43)	11.92	3.59	6,445	.79[f]	2.88[f]	551
October 31, 2015	12.60	.35	(.59)	(.24)	(.43)	—	(.43)	11.93	(1.97)	5,405.76		2.89	296
Class Y
April 30, 2020 **	$12.35	.13	(.40)	(.27)	(.14)	—	(.14)	$11.94	(2.24)*	$85,234	.47*e	1.05*e	206*
October 31, 2019	11.50	.29	.84	1.13	(.21)	(.07)	(.28)	12.35	9.96	71,288	.97[e]	2.43[e]	408
October 31, 2018	12.05	.30	(.52)	(.22)	(.21)	(.12)	(.33)	11.50	(1.90)	62,181	.97[e]	2.50[e]	451
October 31, 2017	11.92	.31	.24	.55	(.42)	—	(.42)	12.05	4.68	80,266	.97[e]	2.56[e]	660
October 31, 2016	11.93	.33	.07	.40	(.41)	—	(.41)	11.92	3.44	66,913	.91[f]	2.75[f]	551
October 31, 2015	12.60	.34	(.59)	(.25)	(.42)	—	(.42)	11.93	(2.06)	71,813.85		2.79	296

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts (Note 2):

Percentage of average net assets
April 30, 2020	0.01%
October 31, 2019	0.02
October 31, 2018	0.02
October 31, 2017	<0.01

f Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

82 Global Income Trust	Global Income Trust 83

Notes to financial statements 4/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2019 through April 30, 2020.

Putnam Global Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The goal of the fund is to seek high current income. Preservation of capital and long-term total return are secondary objectives, but only to the extent consistent with the objective of seeking high current income. The fund invests mainly in bonds and securitized debt instruments (such as mortgage-backed investments) that are obligations of companies and governments worldwide; that are investment-grade in quality; and that have intermediate-to long-term maturities (three years or longer). Under normal circumstances, Putnam Management invests at least 80% of the fund’s net assets in investment-grade securities. This policy may be changed only after 60 days’ notice to shareholders. The fund may also invest in bonds that are below investment-grade in quality (sometimes referred to as “junk bonds”). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class A, class B, class C, class R, class R5, class R6 and class Y shares. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019. Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment. Class A shares are sold with a maximum front-end sales charge of 4.00%. Class A shares generally are not subject to a contingent deferred sales charge and class R, class R5, class R6 and class Y shares are not subject to a contingent deferred sales charge. Prior to November 25, 2019 (December 9, 2019 for certain shareholders), class M shares were sold with a maximum front-end sales charge of 3.25% and were not subject to a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, are not subject to a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares are subject to a one-year 1.00% contingent deferred sales charge and generally convert to class A shares after approximately ten years. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class R shares, but do not bear a distribution fee, and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the

84 Global Income Trust

reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater

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than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract. Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

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The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and

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other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

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TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,984,246 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,912,602 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

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The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At October 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$8,836,406	$—	$8,836,406

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $288,066,236, resulting in gross unrealized appreciation and depreciation of $28,243,008 and $32,086,978, respectively, or net unrealized depreciation of $3,843,970.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.268% of the fund’s average net assets.

Putnam Management has contractually agreed, through February 28, 2021, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal

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year-to-date period. During the reporting period, the fund’s expenses were reduced by $17,501 as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts. Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

Class R5 shares paid a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.12%.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$117,099	Class R5	15
Class B	1,312	Class R6	7,263
Class C	9,410	Class Y	81,948
Class M	1,384	Total	$220,982
Class R	2,551

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $362 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $188, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail

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Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$140,325
Class B	1.00%	1.00%	6,303
Class C	1.00%	1.00%	45,114
Class M*	1.00%	0.50%	3,219
Class R	1.00%	0.50%	6,083
Total			$201,044

* Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $3,822 and $3 from the sale of class A and class M shares, respectively, and received $112 and $77 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $18 on class A redemptions.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$531,256,201	$467,174,920
U.S. government securities (Long-term)	—	—
Total	$531,256,201	$467,174,920

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 4/30/20		YEAR ENDED 10/31/19
Class A	Shares	Amount	Shares	Amount
Shares sold	1,025,756	$12,547,002	969,771	$11,657,511
Shares issued in connection with
reinvestment of distributions	85,221	1,036,823	191,849	2,291,644
	1,110,977	13,583,825	1,161,620	13,949,155
Shares repurchased	(1,288,442)	(15,608,310)	(1,990,646)	(23,795,669)
Net decrease	(177,465)	$(2,024,485)	(829,026)	$(9,846,514)

92 Global Income Trust

	SIX MONTHS ENDED 4/30/20		YEAR ENDED 10/31/19
Class B	Shares	Amount	Shares	Amount
Shares sold	5,880	$70,257	2,786	$33,225
Shares issued in connection with
reinvestment of distributions	582	7,066	2,201	26,078
	6,462	77,323	4,987	59,303
Shares repurchased	(36,068)	(441,886)	(88,661)	(1,057,261)
Net decrease	(29,606)	$(364,563)	(83,674)	$(997,958)

	SIX MONTHS ENDED 4/30/20		YEAR ENDED 10/31/19
Class C	Shares	Amount	Shares	Amount
Shares sold	60,092	$739,829	72,933	$874,431
Shares issued in connection with
reinvestment of distributions	3,869	46,932	10,708	126,976
	63,961	786,761	83,641	1,001,407
Shares repurchased	(134,061)	(1,624,199)	(390,248)	(4,628,389)
Net decrease	(70,100)	$(837,438)	(306,607)	$(3,626,982)

	SIX MONTHS ENDED 4/30/20*		YEAR ENDED 10/31/19
Class M	Shares	Amount	Shares	Amount
Shares sold	11	$130	4,848	$56,797
Shares issued in connection with
reinvestment of distributions	—	—	1,819	21,444
	11	130	6,667	78,241
Shares repurchased	(524,341)	(6,386,412)	(91,893)	(1,083,859)
Net decrease	(524,330)	$(6,386,282)	(85,226)	$(1,005,618)

	SIX MONTHS ENDED 4/30/20		YEAR ENDED 10/31/19
Class R	Shares	Amount	Shares	Amount
Shares sold	92,470	$1,135,856	42,105	$501,161
Shares issued in connection with
reinvestment of distributions	1,470	17,850	2,260	26,962
	93,940	1,153,706	44,365	528,123
Shares repurchased	(30,559)	(370,249)	(61,181)	(729,426)
Net increase (decrease)	63,381	$783,457	(16,816)	$(201,303)

	SIX MONTHS ENDED 4/30/20		YEAR ENDED 10/31/19
Class R5	Shares	Amount	Shares	Amount
Shares sold	239	$2,883	269	$3,215
Shares issued in connection with
reinvestment of distributions	24	291	54	638
	263	3,174	323	3,853
Shares repurchased	(8)	(91)	(995)	(11,753)
Net increase (decrease)	255	$3,083	(672)	$(7,900)

Global Income Trust 93

	SIX MONTHS ENDED 4/30/20		YEAR ENDED 10/31/19
Class R6	Shares	Amount	Shares	Amount
Shares sold	761,883	$9,343,043	506,791	$6,032,241
Shares issued in connection with
reinvestment of distributions	27,965	339,869	52,478	627,219
	789,848	9,682,912	559,269	6,659,460
Shares repurchased	(301,887)	(3,654,307)	(579,290)	(6,892,013)
Net increase (decrease)	487,961	$6,028,605	(20,021)	$(232,553)

	SIX MONTHS ENDED 4/30/20		YEAR ENDED 10/31/19
Class Y	Shares	Amount	Shares	Amount
Shares sold	2,833,586	$34,705,392	2,466,253	$29,610,857
Shares issued in connection with
reinvestment of distributions	58,252	707,815	105,399	1,259,220
	2,891,838	35,413,207	2,571,652	30,870,077
Shares repurchased	(1,527,004)	(18,647,784)	(2,205,581)	(26,121,834)
Net increase	1,364,834	$16,765,423	366,071	$4,748,243

* Effective November 25, 2019, all class M shares were converted to class A shares and are no longer available for purchase, excluding those shares that had been purchased from Japan distributors, which were liquidated on December 9, 2019.

At the close of the reporting period, Putnam Investments, LLC owned 1,028 class R5 shares of the fund (45.91% of class R5 shares outstanding), valued at $12,274.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 10/31/19	cost	proceeds	income	of 4/30/20
Short-term investments
Putnam Short Term
Investment Fund*	$24,031,675	$37,627,517	$49,574,791	$172,133	$12,084,401
Total Short-term
investments	$24,031,675	$37,627,517	$49,574,791	$172,133	$12,084,401

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

94 Global Income Trust

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue, to experience significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$45,300,000
Purchased currency option contracts (contract amount)	$31,000,000
Purchased swap option contracts (contract amount)	$134,500,000
Written TBA commitment option contracts (contract amount)	$49,600,000
Written currency option contracts (contract amount)	$26,800,000
Written swap option contracts (contract amount)	$81,500,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$218,500,000
OTC interest rate swap contracts (notional)	$6,400,000
Centrally cleared interest rate swap contracts (notional)	$400,700,000
OTC total return swap contracts (notional)	$7,100,000
Centrally cleared total return swap contracts (notional)	$54,000,000
OTC credit default contracts (notional)	$21,100,000
Centrally cleared credit default contracts (notional)	$10,000

Global Income Trust 95

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$2,736,149	Payables	$4,430,929
Foreign exchange
contracts	Investments, Receivables	1,449,117	Payables	2,032,518
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	17,940,162*	Unrealized depreciation	17,448,176*
Total		$22,125,428		$23,911,623

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$432,437	$432,437
Foreign exchange contracts	(178,269)	—	843,302	—	$665,033
Interest rate contracts	2,479,451	857,526	—	(5,090,396)	$(1,753,419)
Total	$2,301,182	$857,526	$843,302	$(4,657,959)	$(655,949)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(1,399,551)	$(1,399,551)
Foreign exchange contracts	166,408	—	(391,909)	—	$(225,501)
Interest rate contracts	755,312	1,500,086	—	(1,179,005)	$1,076,393
Total	$921,720	$1,500,086	$(391,909)	$(2,578,556)	$(548,659)

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Global Income Trust 97

Note 8: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$62,635	$—	$32,606	$—	$—	$—	$—	$—	$—	$—	$—	$95,241
Centrally cleared interest rate swap contracts§	—	—	317,966	—	—	—	—	—	—	—	—	—	—	—	—	—	—	317,966
OTC Total return swap contracts*#	615	64,200	—	1,065	—	5,446	7,699	—	952	—	—	—	—	—	—	—	—	79,977
Centrally cleared total return swap contracts§	—	—	93,359	—	—	—	—	—	—	—	—	—	—	—	—	—	—	93,359
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	727,665	571,827	261,683	—	—	399,014	305,072	470,888	—	—	—	—	—	2,736,149
Futures contracts§	—	—	—	—	—	—	—	—	—	77,440	—	—	—	—	—	—	—	77,440
Forward currency contracts#	95,331	145,560	—	55,354	—	49,629	63,448	268,593	230,518	—	—	—	22,219	133,207	70,304	112,231	33,128	1,279,522
Forward premium swap option contracts#	253,377	67,662	—	280,224	—	—	369,577	—	2,309,843	—	—	594,524	—	—	—	160,129	—	4,035,336
Purchased swap options**#	—	—	—	145,241	—	—	84,647	—	980,795	—	—	2,565,659	—	—	10,470	89,848	—	3,876,660
Purchased options**#	56,491	—	—	35,402	—	—	77,702	—	83,610	—	—	—	—	—	—	—	—	253,205
Total Assets	$405,814	$277,422	$411,325	$517,286	$727,665	$626,902	$927,391	$268,593	$3,638,324	$476,454	$305,072	$3,631,071	$22,219	$133,207	$80,774	$362,208	$33,128	$12,844,855
Liabilities:
OTC Interest rate swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Centrally cleared interest rate swap contracts§	—	—	189,392	—	—	—	—	—	—	—	—	—	—	—	—	—	—	189,392
OTC Total return swap contracts*#	—	5,455	—	—	—	2,890	3,208	—	1,171	7,741	—	—	—	—	—	—	—	20,465
Centrally cleared total return swap contracts§	—	—	52,128	—	—	—	—	—	—	—	—	—	—	—	—	—	—	52,128
OTC Credit default contracts —
protection sold*#	98,475	—	—	—	1,228,302	956,613	968,685	—	—	360,961	246,675	571,218	—	—	—	—	—	4,430,929
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	20,845	—	—	—	—	—	—	—	20,845
Forward currency contracts#	113,525	86,321	—	45,308	—	123,472	386,327	107,780	524,616	—	—	—	82,949	244,121	23,582	222,325	19,137	1,979,463
Forward premium swap option contracts#	137,483	26,431	—	96,398	—	—	183,615	—	1,420,035	—	—	239,469	—	—	—	183,806	—	2,287,237
Written swap options#	—	—	—	168,330	—	—	52,624	—	662,369	—	—	2,415,580	—	—	67,645	114,944	—	3,481,492
Written options#	20,266	—	—	13,285	—	—	19,504	—	166,255	—	—	—	—	—	—	—	—	219,310
Total Liabilities	$369,749	$118,207	$241,520	$323,321	$1,228,302	$1,082,975	$1,613,963	$107,780	$2,774,446	$389,547	$246,675	$3,226,267	$82,949	$244,121	$91,227	$521,075	$19,137	$12,681,261
Total Financial and Derivative Net Assets	$36,065	$159,215	$169,805	$193,965	$(500,637)	$(456,073)	$(686,572)	$160,813	$863,878	$86,907	$58,397	$404,804	$(60,730)	$(110,914)	$(10,453)	$(158,867)	$13,991	$163,594
Total collateral received (pledged)##†	$36,065	$120,000	$—	$193,965	$(423,916)	$(456,073)	$(686,572)	$160,813	$720,000	$—	$—	$404,804	$—	$(110,914)	$—	$(110,977)	$—
Net amount	$—	$39,215	$169,805	$—	$(76,721)	$—	$—	$—	$143,878	$86,907	$58,397	$—	$(60,730)	$—	$(10,453)	$(47,890)	$13,991

98 Global Income Trust	Global Income Trust 99

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Controlled collateral received (including
TBA commitments)**	$53,481	$120,000	$—	$220,000	$—	$—	$—	$311,894	$720,000	$65,000	$—	$420,000	$—	$—	$—	$—	$—	$1,910,375
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral (pledged) (including
TBA commitments)**	$—	$—	$—	$—	$(423,916)	$(508,876)	$(757,855)	$—	$—	$—	$—	$—	$—	$(110,978)	$—	$(110,977)	$—	$(1,912,602)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $846,901 and $3,144,605, respectively.

Note 9: New accounting pronouncements

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017–08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310–20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities held at a premium, to be amortized to the earliest call date. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The adoption of these amendments is not material to the financial statements.

100 Global Income Trust	Global Income Trust 101

Putnam family of funds

The following is a list of Putnam’s open-end mutual funds offered to the public. Investors should carefully consider the investment objective, risks, charges, and expenses of a fund before investing. For a prospectus, or a summary prospectus if available, containing this and other information for any Putnam fund or product, contact your financial advisor or call Putnam Investor Services at 1-800-225-1581. Please read the prospectus carefully before investing.

Blend	Income
Capital Spectrum Fund	Convertible Securities Fund
Emerging Markets Equity Fund	Diversified Income Trust
Equity Spectrum Fund	Floating Rate Income Fund
Focused Equity Fund	Global Income Trust
Global Equity Fund	Government Money Market Fund*
International Capital Opportunities Fund	High Yield Fund
International Equity Fund	Income Fund
Multi-Cap Core Fund	Money Market Fund†
Research Fund	Mortgage Opportunities Fund
Mortgage Securities Fund
Global Sector	Short Duration Bond Fund
Global Health Care Fund	Ultra Short Duration Income Fund
Global Technology Fund
Tax-free Income
Growth	AMT-Free Municipal Fund
Growth Opportunities Fund	Intermediate-Term Municipal Income Fund
Small Cap Growth Fund	Short-Term Municipal Income Fund
Sustainable Future Fund	Tax Exempt Income Fund
Sustainable Leaders Fund	Tax-Free High Yield Fund

Value	State tax-free income funds‡:
Equity Income Fund	California, Massachusetts, Minnesota,
International Value Fund	New Jersey, New York, Ohio, and Pennsylvania.
Small Cap Value Fund

102 Global Income Trust

Absolute Return	Asset Allocation
Fixed Income Absolute Return Fund	Dynamic Risk Allocation Fund
Multi-Asset Absolute Return Fund	George Putnam Balanced Fund

Putnam PanAgora**	Dynamic Asset Allocation Balanced Fund
Putnam PanAgora Managed Futures Strategy	Dynamic Asset Allocation Conservative Fund
Putnam PanAgora Market Neutral Fund	Dynamic Asset Allocation Growth Fund
Putnam PanAgora Risk Parity Fund
RetirementReady® Maturity Fund

RetirementReady® 2060 Fund
RetirementReady® 2055 Fund
RetirementReady® 2050 Fund
RetirementReady® 2045 Fund
RetirementReady® 2040 Fund
RetirementReady® 2035 Fund
RetirementReady® 2030 Fund
RetirementReady® 2025 Fund
RetirementReady® 2020 Fund

* You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

† You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

‡ Not available in all states.

** Sub-advised by PanAgora Asset Management.

Check your account balances and the most recent month-end performance in the Individual Investors section at putnam.com.

Global Income Trust 103

Services for shareholders

Investor services

Systematic investment plan Tell us how much you wish to invest regularly — weekly, semimonthly, or monthly — and the amount you choose will be transferred automatically from your checking or savings account. There’s no additional fee for this service, and you can suspend it at any time. This plan may be a great way to save for college expenses or to plan for your retirement.

Please note that regular investing does not guarantee a profit or protect against loss in a declining market. Before arranging a systematic investment plan, consider your financial ability to continue making purchases in periods when prices are low.

Systematic exchange You can make regular transfers from one Putnam fund to another Putnam fund. There are no additional fees for this service, and you can cancel or change your options at any time.

Dividends PLUS You can choose to have the dividend distributions from one of your Putnam funds automatically reinvested in another Putnam fund at no additional charge.

Free exchange privilege You can exchange money between Putnam funds free of charge, as long as they are the same class of shares. A signature guarantee is required if you are exchanging more than $500,000. The fund reserves the right to revise or terminate the exchange privilege.

Reinstatement privilege If you’ve sold Putnam shares or received a check for a dividend or capital gain, you may reinvest the proceeds with Putnam within 90 days of the transaction and they will be reinvested at the fund’s current net asset value — with no sales charge. However, reinstatement of class B shares may have special tax consequences. Ask your financial or tax representative for details.

Check-writing service You have ready access to many Putnam accounts. It’s as simple as writing a check, and there are no special fees or service charges. For more information about the check-writing service, call Putnam or visit our website.

Dollar cost averaging When you’re investing for long-term goals, it’s time, not timing, that counts. Investing on a systematic basis is a better strategy than trying to figure out when the markets will go up or down. This means investing the same amount of money regularly over a long period. This method of investing is called dollar cost averaging. When a fund’s share price declines, your investment dollars buy more shares at lower prices. When it increases, they buy fewer shares. Over time, you will pay a lower average price per share.

For more information

Visit the Individual Investors section at putnam.com A secure section of our website contains complete information on your account, including balances and transactions, updated daily. You may also conduct transactions, such as exchanges, additional investments, and address changes. Log on today to get your password.

Call us toll free at 1-800-225-1581 Ask a helpful Putnam representative or your financial advisor for details about any of these or other services, or see your prospectus.

104 Global Income Trust

Fund information

Founded over 80 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage funds across income, value, blend, growth, sustainable, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Michael J. Higgins
Putnam Investment	Kenneth R. Leibler, Chair	Vice President, Treasurer,
Management, LLC	Liaquat Ahamed	and Clerk
100 Federal Street	Ravi Akhoury
Boston, MA 02110	Barbara M. Baumann	Jonathan S. Horwitz
	Katinka Domotorffy	Executive Vice President,
Investment Sub-Advisor	Catharine Bond Hill	Principal Executive Officer,
Putnam Investments Limited	Paul L. Joskow	and Compliance Liaison
16 St James’s Street	Robert E. Patterson
London, England SW1A 1ER	George Putnam, III	Richard T. Kircher
	Robert L. Reynolds	Vice President and BSA
Marketing Services	Manoj P. Singh	Compliance Officer
Putnam Retail Management	Mona K. Sutphen
100 Federal Street		Susan G. Malloy
Boston, MA 02110	Officers	Vice President and
	Robert L. Reynolds	Assistant Treasurer
Custodian	President
State Street Bank		Denere P. Poulack
and Trust Company	Robert T. Burns	Assistant Vice President, Assistant
	Vice President and	Clerk, and Assistant Treasurer
Legal Counsel	Chief Legal Officer
Ropes & Gray LLP		Janet C. Smith
	James F. Clark	Vice President,
	Vice President, Chief Compliance	Principal Financial Officer,
	Officer, and Chief Risk Officer	Principal Accounting Officer,
and Assistant Treasurer
Nancy E. Florek
	Vice President, Director of	Mark C. Trenchard
	Proxy Voting and Corporate	Vice President
Governance, Assistant Clerk,
and Assistant Treasurer

This report is for the information of shareholders of Putnam Global Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam INVESTMENTS

100 Federal Street
Boston, MA 02110

1-800-225-1581
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PERMIT NO. 600

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SA031 321380 6/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 24, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: June 24, 2020